UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009

Item 1. Reports to Stockholders.

AZL Allianz Global Investors SelectSM Fund
Annual Report
December 31, 2009
Allainz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Subsequent Event

Special Joint Meeting of Shareholders

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Allianz Global Investors SelectSM Fund
Allianz Investment Management LLC serves as the Manager for the AZL Allianz Global Investors SelectSM Fund.
The AZL Allianz Global Investors SelectSM Fund commenced operations on October 23, 2009, and as such, does not have at least six months of operations to include a discussion of fund performance.

1

AZL Allianz Global Investors SelectSM Fund
The AZL Allianz Global Investors SelectSM Fund commenced operations on October 23, 2009, and as such, does not have at least six months of operations to include a discussion of fund performance.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Allianz Global Investors Select Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	10/23/09	12/31/09	10/23/09 - 12/31/09	10/23/09 - 12/31/09
AZL Allianz Global Investors Select Fund	$1,000.00	$1,023.30	$0.39	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from October 23, 2009 (date of commencement of operations) to December 31, 2009 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Allianz Global Investors Select Fund	$1,000.00	$1,024.20	$1.02	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflect values using the expense ratios for the 70 days of operations during the period, and has been annualized to reflect values for the period July 1, 2009 to December 31, 2009.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Allianz Global Investors Select Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2009:

Percent of
Investments	net assets*
AZL NACM International Growth Fund	9.9%
AZL NFJ International Value Fund	14.9
AZL OCC Growth Fund	29.7
PIMCO PVIT CommodityRealReturn Strategy Portfolio	5.0
PIMCO PVIT Total Return Portfolio	40.0
Investment Company	2.9

102.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Schedule of Portfolio Investments
December 31, 2009

		Fair
Shares		Value
Affiliated Investment Companies (99.5%):
29,926	AZL NACM International Growth Fund*	$304,049
33,330	AZL NFJ International Value Fund*	456,621
87,485	AZL OCC Growth Fund	909,846
17,690	PIMCO PVIT CommodityRealReturn Strategy Portfolio	152,133
113,106	PIMCO PVIT Total Return Portfolio	1,223,810

Total Affiliated Investment Companies (Cost $3,052,025)		3,046,459

Investment Company (2.9%):
88,548	Dreyfus Treasury Prime Cash Management, 0.00%(a)	88,548

Total Investment Company (Cost $88,548)		88,548

Total Investment Securities (Cost $3,140,573)(b) — 102.4%		3,135,007
Net other assets (liabilities) — (2.4)%		(73,849)

Net Assets — 100.0%		$3,061,158

Percentages indicated are based on net assets as of December 31, 2009.

*	Non-income producing security.

(a)	The rate represents the effective yield at December 31, 2009.

(b)	Cost for federal income tax purposes is $3,140,592. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$23,804
Unrealized depreciation	(29,389)

Net unrealized depreciation	$(5,585)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Statement of Assets and Liabilities
December 31, 2009

AZL Allianz
Global
Investors
Select Fund

Assets:
Investments in affiliates, at cost	$3,052,025
Investments in non-affiliates, at cost	88,548

Total Investments, at cost	$3,140,573

Investments in affiliates, at value	$3,046,459
Investments in non-affiliates, at value	88,548

Total Investments, at value	3,135,007
Receivable for capital shares issued	32,107
Receivable from Manager	6,710
Prepaid expenses	1

Total Assets	3,173,825

Liabilities:
Payable for affiliated investments purchased	88,548
Payable for capital shares redeemed	12
Distributions payable	18,881
Administration fees payable	4,416
Administrative and compliance services fees payable	28
Trustee fees payable	5
Other accrued liabilities	777

Total Liabilities	112,667

Net Assets	$3,061,158

Net Assets Consist of:
Capital	$3,054,122
Accumulated net investment income/(loss)	265
Accumulated net realized gains/(losses) from investment transactions	12,337
Net unrealized appreciation/(depreciation) on investments	(5,566)

Net Assets	$3,061,158

Shares of beneficial interest (unlimited number of shares authorized, no par value)	300,997
Net Asset Value (offering and redemption price per share)	$10.17

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Statement of Operations
For the Period Ended December 31, 2009

AZL Allianz
Global
Investors
Select Fund(a)

Investment Income:
Dividends	$7,141

Total Investment Income	7,141

Expenses:
Manager fees	117
Administration fees	10,308
Custodian fees	56
Administrative and compliance services fees	30
Trustees’ fees	7
Professional fees	68
Shareholder reports	52
Other expenses	9

Total expenses before reductions	10,647
Less expenses contractually waived/reimbursed by the Manager	(10,180)

Net expenses	467

Net Investment Income/(Loss)	6,674

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(19)
Net realized gain distributions from affiliated underlying funds	24,828
Change in unrealized appreciation/depreciation on investments	(5,566)

Net Realized/Unrealized Gains/(Losses) on Investments	19,243

Change in Net Assets Resulting From Operations	$25,917

(a)	For the Period October 23, 2009 (commencement of operations) to December 31, 2009.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Statement of Changes in Net Assets

AZL Allianz
Global Investors
Select Fund
October 23, 2009
to
December 31,
2009(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$6,674
Net realized gains/(losses) on investment transactions	24,809
Change in unrealized appreciation/depreciation on investments	(5,566)

Change in net assets resulting from operations	25,917

Dividends to Shareholders:
From net investment income	(18,881)

Change in net assets resulting from dividends to shareholders	(18,881)

Capital Transactions:
Proceeds from shares issued	3,037,958
Dividends reinvested	18,881
Value of shares redeemed	(2,717)

Change in net assets resulting from capital transactions	3,054,122

Change in net assets	3,061,158
Net Assets:
Beginning of period	—

End of period	$3,061,158

Accumulated net investment income/(loss)	$265

Share Transactions:
Shares issued	299,407
Dividends reinvested	1,857
Shares redeemed	(267)

Change in shares	300,997

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

October 23, 2009
to
December 31,
2009(a)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.21

Total from Investment Activities	0.23

Dividends to Shareholders From:
Net Investment Income	(0.06)

Total Dividends	(0.06)

Net Asset Value, End of Period	$10.17

Total Return(b) (c)	2.33%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$3,061
Net Investment Income/(Loss)(d)	2.86%
Expenses Before Reductions(d) (e)	4.56%
Expenses Net of Reductions(d)	0.20%
Portfolio Turnover Rate(c)	0.20%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Notes to the Financial Statements
December 31, 2009

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Moderate Index Strategy Fund, and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Allianz Global Investors Select Fund (the “Fund”). The Fund commenced operations on October 23, 2009.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through February 24, 2010, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Notes to the Financial Statements, continued
December 31, 2009

recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the period ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Allianz Global Investors Select Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2009, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

Expires
12/31/2012
AZL Allianz Global Investors Select Fund	$10,180

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended December 31, 2009, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Notes to the Financial Statements, continued
December 31, 2009

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2009, $2 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2009, actual Trustee compensation was $654,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of December 31, 2009 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$3,046,459	$—	$3,046,459
Investment Company	88,548	—	88,548

Total Investment Securities	$3,135,007	$—	$3,135,007

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Notes to the Financial Statements, continued
December 31, 2009

5. Security Purchases and Sales

For the period ended December 31, 2009, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Allianz Global Investors Select Fund	$3,054,524	$2,479

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the period ended December 31, 2009 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Allianz Global Investors Select Fund	$18,881	$18,881

(a)	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Depreciation(b)	Earnings
AZL Allianz Global Investors Select Fund	$265	$12,356	$12,621	$(5,585)	$7,036

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Allianz Global Investors Select Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2009, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 23, 2009 to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period October 23, 2009 to December 31, 2009, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2010

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited):

For the period ended December 31, 2009, 0.04% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Subsequent Event (Unaudited):

The Board of Trustees of the Allianz Variable Insurance Products Fund of Funds Trust, at the February 19, 2010 board meeting approved the decision to close the AZL Allianz Global Investors Select Fund to new investors at the close of business on April 30, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Special Joint Meeting of Shareholders (Unaudited)

A special meeting of the Fund’s shareholders was held on October 21, 2009. The results of votes taken among shareholders on the proposals before them are reported below.

Election of Trustees – Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”)

To elect nine nominees as Trustees of the FOF Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the FOF Trust. The nominees are Peter R. Burnim, Robert DeChellis, Peggy L. Ettestad, Roger Gelfenbien, Jeffrey Kletti, Claire R. Leonardi, Dickson W. Lewis, Peter W. McClean, and Arthur C. Reeds III.

		For	Against	Abstain
Peter R. Burnim	Votes	216,652,901.012	8,392,821.658	—
	Percentage of votes entitled to be cast	96.271%	3.729%	0.000%
Robert DeChellis	Votes	216,635,332.549	8,410,390.121	—
	Percentage of votes entitled to be cast	96.263%	3.737%	0.000%
Peggy L. Ettestad	Votes	217,146,463.152	7,899,259.518	—
	Percentage of votes entitled to be cast	96.490%	3.510%	0.000%
Roger Gelfenbien	Votes	216,212,644.774	8,833,077.896	—
	Percentage of votes entitled to be cast	96.075%	3.925%	0.000%
Jeffrey Kletti	Votes	216,917,378.889	8,128,343.781	—
	Percentage of votes entitled to be cast	96.388%	3.612%	0.000%
Claire L. Leonardi	Votes	217,358,496.376	7,687,226.294	—
	Percentage of votes entitled to be cast	96.584%	3.416%	0.000%
Dickson W. Lewis	Votes	217,111,402.008	7,934,320.662	—
	Percentage of votes entitled to be cast	96.474%	3.526%	0.000%
Peter W. McClean	Votes	216,233,516.015	8,812,206.655	—
	Percentage of votes entitled to be cast	96.084%	3.916%	0.000%
Arthur C. Reeds, III	Votes	216,499,514.547	8,546,208.123	—
	Percentage of votes entitled to be cast	96.202%	3.798%	0.000%

Ratification of Independent Registered Public Accountants Proposal – FOF Trust

To ratify the appointment of KPMG LLP (“KPMG”) as independent registered public accountants for FOF Trust for fiscal year ending December 31, 2009.

		For	Against	Abstain
KPMG	Votes	212,714,124.593	4,565,145.807	7,766,452.269
	Percentage of votes entitled to be cast	94.520%	2.029%	3.451%

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2011.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010. Previous to that, Morningstar Associates, LLC served as a consultant, including the year 2009.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on

19

particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2009. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 22, 2009, and at an “in person” Board of Trustees meeting held October 28, 2009. The Agreement was approved at the Board meeting of October 28, 2009. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2011. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2009 contract review process, Trustees received extensive information on the performance results of the three Funds – the AZL Fusion Balanced, Moderate and Growth Funds – which have an inception date of May 1, 2005. This includes performance information since their inception on May 1, 2005 through June 30, 2009. (The Board of Trustees did not consider the investment performance of the new Funds established in 2009, because of the absence of a meaningful time period to evaluate such performance.) Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the

20

performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 9, 2009, the Manager reported that for the three year period ended June 30, 2009, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 29th, 71st, and 93rd percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2009 the rankings were in the 46th, 86th, and 95th percentiles, respectively.

At the Board of Trustees meeting held October 28, 2009, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three Funds created prior to 2009 – the AZL Fusion Balanced, Moderate and Growth Funds – the advisory fee paid put these Funds in the 60th percentile of the customized peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees but excluding expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were five basis points higher than the peer group median, for the Fusion Moderate Fund were nine basis points higher than the peer group median, and for the Fusion Growth Fund were 12 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2009 were approximately $1.86 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $708 million.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

21

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	35	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	35	None
Roger Gelfenbien, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	35	Phoenix Companies, Edge Series Mutual Funds (32 Funds)
Dickson W. Lewis, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada – Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	35	Board of Education, Orono, MN
Claire R. Leonardi, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	35	University of CT Health Center, Adirondack North Country Association, Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	35	Connecticut Water Service, Inc.
Peter W. McClean, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	35	Cyrus Reinsurrance, PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

22

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	35	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Senior Vice President of Marketing and product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	35	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 64 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Gregory R. Seward, Age 53 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 10/09	Director, Citi Fund Services (since May 2009) Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments (2004-2009); and formerly, Vice President, JPMorgan Chase (2000-2004).
Stephen G. Simon, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

23

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1209 2/10

AZL Balanced Index StrategySM Fund
Annual Report
December 31, 2009
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Special Joint Meeting of Shareholders

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index StrategySM Fund
Allianz Investment Management LLC serves as the Manager for the AZL Balanced Index StrategySM Fund.
The AZL Balanced Index StrategySM Fund commenced operations on July 10, 2009, and as such, does not have at least six months of operations to include a discussion of fund performance.

1

AZL Balanced Index StrategySM Fund
The AZL Balanced Index StrategySM Fund commenced operations on July 10, 2009, and as such, does not have at least six months of operations to include a discussion of fund performance.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/10/09	12/31/09	7/10/09 - 12/31/09	7/10/09 - 12/31/09
AZL Balanced Index Strategy Fund	$1,000.00	$1,143.00	$1.03	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from July 10, 2009 (date of commencement of operations) to December 31, 2009 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.20	$1.02	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflect values using the expense ratios for the 175 days of operations during the period, and has been annualized to reflect values for the period July 1, 2009 to December 31, 2009.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Balanced Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2009:

Percent of
Investments	net assets*
AZL Enhanced Bond Index Fund	49.8%
AZL International Index Fund	12.5
AZL Mid Cap Index Fund	7.6
AZL S&P 500 Index Fund, Class 2	26.0
AZL Small Cap Stock Index Fund	4.2

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2009

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
6,801,230	AZL Enhanced Bond Index Fund*	$68,284,347
1,288,962	AZL International Index Fund*	17,156,080
795,870	AZL Mid Cap Index Fund*	10,417,936
4,642,659	AZL S&P 500 Index Fund, Class 2	35,655,619
719,339	AZL Small Cap Stock Index Fund*	5,711,549

Total Affiliated Investment Companies (Cost $131,236,014)		137,225,531

Total Investment Securities (Cost $131,236,014) (a) — 100.1%		137,225,531
Net other assets (liabilities) — (0.1)%		(158,409)

Net Assets — 100.0%		$137,067,122

Percentages indicated are based on net assets as of December 31, 2009.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $131,257,289. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,001,439
Unrealized depreciation	(33,197)

Net unrealized appreciation	$5,968,242

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statement of Assets and Liabilities
December 31, 2009

AZL Balanced
Index Strategy
Fund

Assets:
Investments in affiliates, at cost	$131,236,014

Investments in affiliates, at value	$137,225,531
Foreign currency, at value (cost $2)	2
Receivable for capital shares issued	68,032
Prepaid expenses	1,230

Total Assets	137,294,795

Liabilities:
Cash overdraft	106,152
Payable for affiliated investments purchased	47,670
Payable for capital shares redeemed	2,969
Manager fees payable	15,526
Administration fees payable	4,502
Administrative and compliance services fees payable	2,578
Trustee fees payable	199
Other accrued liabilities	48,077

Total Liabilities	227,673

Net Assets	$137,067,122

Net Assets Consist of:
Capital	$131,477,860
Accumulated net investment income/(loss)	—
Accumulated net realized gains/(losses) from investment transactions	(400,255)
Net unrealized appreciation/(depreciation) on investments	5,989,517

Net Assets	$137,067,122

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,995,044
Net Asset Value (offering and redemption price per share)	$11.43

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statement of Operations
For the Period Ended December 31, 2009

AZL Balanced
Index Strategy
Fund(a)

Investment Income:
Interest	$10,178
Dividends from affiliates	35,642
Dividends from non-affiliates	12,274

Total Investment Income	58,094

Expenses:
Manager fees	17,221
Administration fees	30,956
Custodian fees	841
Administrative and compliance services fees	2,978
Trustees’ fees	3,024
Professional fees	4,444
Shareholder reports	7,963
Other expenses	1,456

Total expenses	68,883

Net Investment Income/(Loss)	(10,789)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(399,452)
Change in unrealized appreciation/depreciation on investments	5,989,705

Net Realized/Unrealized Gains/(Losses) on Investments	5,590,253

Change in Net Assets Resulting From Operations	$5,579,464

(a)	For the Period July 10, 2009 (commencement of operations) to December 31, 2009.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statement of Changes in Net Assets

AZL Balanced
Index Strategy
Fund
July 10, 2009 to
December 31,
2009(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(10,789)
Net realized gains/(losses) on investment transactions	(399,452)
Change in unrealized appreciation/depreciation on investments	5,989,705

Change in net assets resulting from operations	5,579,464

Capital Transactions:
Proceeds from shares issued	35,401,586
Proceeds from shares issued in merger	134,049,464
Value of shares redeemed	(37,963,392)

Change in net assets resulting from capital transactions	131,487,658

Change in net assets	137,067,122
Net Assets:
Beginning of period	—

End of period	$137,067,122

Accumulated net investment income/(loss)	$—

Share Transactions:
Shares issued	3,474,241
Shares issued in merger	11,901,316
Shares redeemed	(3,380,513)

Change in shares	11,995,044

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the period indicated)

	July 10, 2009 to
	December 31,
	2009(a)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.00	)(b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.43

Total from Investment Activities	1.43

Net Asset Value, End of Period	$11.43

Total Return(c) (d)	14.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$137,067
Net Investment Income/(Loss)(e)	(0.03)%
Expenses Before Reductions(e) (f)	0.20%
Expenses Net of Reductions(e)	0.20%
Portfolio Turnover Rate(d)	49.76%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2009

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Moderate Index Strategy Fund, and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Balanced Index Strategy Fund (the “Fund”). The Fund commenced operations on July 10, 2009.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through February 24, 2010, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2009

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the period ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2009, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended December 31, 2009, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2009

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended December 31, 2009, $4,638 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2009, actual Trustee compensation was $654,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of December 31, 2009 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$137,225,531	$—	$137,225,531

Total Investment Securities	$137,225,531	$—	$137,225,531

5. Security Purchases and Sales

For the period ended December 31, 2009, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$169,260,158	$37,627,593

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2009

6. Acquisition of AZL TargetPLUS Balanced Fund

On October 23, 2009, the Fund acquired all of the net assets of the AZL TargetPLUS Balanced Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL TargetPLUS Balanced Fund shareholder on October 21, 2009. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a taxable exchange of 11,901,316 shares of the Fund, valued at $134,049,464, for 17,218,288 shares of the AZL TargetPLUS Balanced Fund outstanding on October 23, 2009. The investment portfolio of the AZL TargetPLUS Balanced Fund, with a fair value of $133,969,391 and identified cost of $133,969,391 at October 23, 2009, was the principal asset acquired by the Fund. The fair value of the AZL TargetPLUS Balanced Fund assets acquired on October 23, 2009 became the assets’ new cost basis in the taxable exchange. Immediately prior to the merger, the net assets of the Fund were $33,791,762. All fees and expenses incurred by the AZL TargetPLUS Balanced Fund and the Fund directly in connection with the plan of reorganization were borne by the respective Funds.

Assuming the acquisition had been completed on July 10, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income/(loss)	$947,834
Net realized/unrealized gains/(losses)	23,360,017

Change in net assets resulting from operations	$24,307,851

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL TargetPLUS Balanced Fund that have been included in the Fund’s statement of operations since October 23, 2009.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Balanced Index Strategy Fund	$378,980

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings
AZL Balanced Index Strategy Fund	$(378,980)	$5,968,242	$5,589,262

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Balanced Index Strategy Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2009, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period July 10, 2009 to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period July 10, 2009 to December 31, 2009, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2010

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Special Joint Meeting of Shareholders (Unaudited)

A special meeting of the Fund’s shareholders was held on October 21, 2009. The results of votes taken among shareholders on the proposals before them are reported below.

Election of Trustees – Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”)

To elect nine nominees as Trustees of the FOF Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the FOF Trust. The nominees are Peter R. Burnim, Robert DeChellis, Peggy L. Ettestad, Roger Gelfenbien, Jeffrey Kletti, Claire R. Leonardi, Dickson W. Lewis, Peter W. McClean, and Arthur C. Reeds III.

		For	Against	Abstain
Peter R. Burnim	Votes	216,652,901.012	8,392,821.658	—
	Percentage of votes entitled to be cast	96.271%	3.729%	0.000%
Robert DeChellis	Votes	216,635,332.549	8,410,390.121	—
	Percentage of votes entitled to be cast	96.263%	3.737%	0.000%
Peggy L. Ettestad	Votes	217,146,463.152	7,899,259.518	—
	Percentage of votes entitled to be cast	96.490%	3.510%	0.000%
Roger Gelfenbien	Votes	216,212,644.774	8,833,077.896	—
	Percentage of votes entitled to be cast	96.075%	3.925%	0.000%
Jeffrey Kletti	Votes	216,917,378.889	8,128,343.781	—
	Percentage of votes entitled to be cast	96.388%	3.612%	0.000%
Claire L. Leonardi	Votes	217,358,496.376	7,687,226.294	—
	Percentage of votes entitled to be cast	96.584%	3.416%	0.000%
Dickson W. Lewis	Votes	217,111,402.008	7,934,320.662	—
	Percentage of votes entitled to be cast	96.474%	3.526%	0.000%
Peter W. McClean	Votes	216,233,516.015	8,812,206.655	—
	Percentage of votes entitled to be cast	96.084%	3.916%	0.000%
Arthur C. Reeds, III	Votes	216,499,514.547	8,546,208.123	—
	Percentage of votes entitled to be cast	96.202%	3.798%	0.000%

Ratification of Independent Registered Public Accountants Proposal – FOF Trust

To ratify the appointment of KPMG LLP (“KPMG”) as independent registered public accountants for FOF Trust for fiscal year ending December 31, 2009.

		For	Against	Abstain
KPMG	Votes	212,714,124.593	4,565,145.807	7,766,452.269
	Percentage of votes entitled to be cast	94.520%	2.029%	3.451%

On October 21, 2009, there was a special joint meeting of shareholders of the AZL TargetPLUS Balanced Fund.

To approve an Agreement and Plan of Reorganization (the “Plan”) between the AZL TargetPLUS Balanced Fund, which is a series of the Allianz Variable Insurance Products Trust (the “VIP Trust”), and the AZL Balanced Index Strategy Fund (the “Acquiring Fund”), which is a series of the Allianz Variable Insurance Products Fund of Funds Trust; and

Under the Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed proportionately to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds, and the assumption of the Acquired Fund’s liabilities. Each Plan was voted upon by the shareholders of the respective Acquired Fund voting separately.

The number of shares voted is as follows:

				% of	% of	% of
				Outstanding	Outstanding	Outstanding
Acquired Fund	For	Against	Abstain	For	Against	Abstain
AZL TargetPLUS Balanced Fund	13,503,472.256	282,303.255	886,401.519	92.035%	1.924%	6.041%

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2011.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010. Previous to that, Morningstar Associates, LLC served as a consultant, including the year 2009.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on

17

particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2009. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 22, 2009, and at an “in person” Board of Trustees meeting held October 28, 2009. The Agreement was approved at the Board meeting of October 28, 2009. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2011. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2009 contract review process, Trustees received extensive information on the performance results of the three Funds – the AZL Fusion Balanced, Moderate and Growth Funds – which have an inception date of May 1, 2005. This includes performance information since their inception on May 1, 2005 through June 30, 2009. (The Board of Trustees did not consider the investment performance of the new Funds established in 2009, because of the absence of a meaningful time period to evaluate such performance.) Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the

18

performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 9, 2009, the Manager reported that for the three year period ended June 30, 2009, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 29th, 71st, and 93rd percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2009 the rankings were in the 46th, 86th, and 95th percentiles, respectively.

At the Board of Trustees meeting held October 28, 2009, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three Funds created prior to 2009 – the AZL Fusion Balanced, Moderate and Growth Funds – the advisory fee paid put these Funds in the 60th percentile of the customized peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees but excluding expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were five basis points higher than the peer group median, for the Fusion Moderate Fund were nine basis points higher than the peer group median, and for the Fusion Growth Fund were 12 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2009 were approximately $1.86 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $708 million.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

19

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	35	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	35	None
Roger Gelfenbien, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	35	Phoenix Companies, Edge Series Mutual Funds (32 Funds)
Dickson W. Lewis, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada – Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	35	Board of Education, Orono, MN
Claire R. Leonardi, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	35	University of CT Health Center, Adirondack North Country Association, Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	35	Connecticut Water Service, Inc.
Peter W. McClean, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	35	Cyrus Reinsurrance, PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

20

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	35	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Senior Vice President of Marketing and product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	35	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 64 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Gregory R. Seward, Age 53 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 10/09	Director, Citi Fund Services (since May 2009) Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments (2004-2009); and formerly, Vice President, JPMorgan Chase (2000-2004).
Stephen G. Simon, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

21

Allianz Funds
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.

These Funds are not FDIC Insured.	ANNRPT1209 2/10

AZL FusionSM Balanced Fund
Annual Report
December 31, 2009
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Special Joint Meeting of Shareholders

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Balanced Fund
Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Balanced Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2009?
For the 12-month period ended December 31, 2009, the AZL FusionSM Balanced Fund returned 26.71%. That compared to a 16.34% total return for its benchmark, a composite index comprised of equal weightings in the S&P 500 Index1 and the Barclays Capital U.S. Aggregate Bond Index2.
The AZL FusionSM Balanced Fund generates broad diversification3 by investing in 25 underlying funds (as of December 31, 2009), including portfolios that invest in stocks as well as portfolios that invest in fixed-income securities. The Fund typically holds between 40% and 60% of its assets in equity funds and 40% to 60% of its asset in fixed income funds. It also invests in non-traditional asset classes like commodities.*
In the beginning of the period, the U.S. economy weakened and the financial markets declined. Government actions helped stabilize both the economy and the financial markets early in the period, which led to a stock market rally that lasted through the year. In the U.S. market, stocks outperformed bonds for the 12-month period: The S&P 500 gained 26.46% while the Barclays Capital U.S. Aggregate Bond Index returned 5.93%.
The Fund’s performance exceeded its composite benchmark’s return during the 12 months through December 31. The Fund’s strong relative performance was driven primarily by two key factors: asset allocation and the performance of its underlying funds.
The Fund benefited from exposure to asset classes such as large- and mid-cap growth stocks, international equities and emerging market equities. Investments in Treasury inflation-protected securities, emerging markets bonds and high-yield bonds aided the relative performance of the Fund’s fixed-income allocation.*
Strong relative returns from multiple underlying funds aided the performance of the fund. These included the PIMCO VIT Total Return Portfolio, PIMCO VIT Global Bond Portfolio and several large cap equity funds.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2009.

[1]	The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]	The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.

[3]	Diversification does not guarantee a profit nor protect against a loss.

1

AZL FusionSM Balanced Fund Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation with preservation of capital as an important consideration. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments. International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2009

			Since
	1	3	Inception
	Year	Year	(4/29/05)

AZL FusionSM Balanced Fund	26.71%	-0.51%	3.17%

Balanced Composite Index	16.34%	0.47%	3.55%[1]

S&P 500 Index	26.46%	-5.63%	1.33%

Barclays Capital U.S. Aggregate Bond Index	5.93%	6.04%	5.14%

Expense Ratio
Gross	1.50%[2]

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated April 27, 2009 as revised October 26, 2009. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% limiting operating expenses, excluding certain expenses (such as interest expense), to 0.30% through April 30, 2011. Additional information pertaining to the December 31, 2009 expense ratios can be found in the financial highlights.

[1]	The since inception performance data and hypothetical $10,000 investment for the Balanced Composite Index is calculated from 4/30/05.

[2]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index (the “Balanced Composite Index”) which consists of 50% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 50% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
The hypothetical $10,000 investment for the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index is calculated from 4/30/05.

 2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Fusion Balanced Fund	$1,000.00	$1,153.80	$1.03	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Fusion Balanced Fund	$1,000.00	$1,024.25	$0.97	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2009:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	2.4%
AZL BlackRock Capital Appreciation Fund	4.6
AZL Columbia Mid Cap Value Fund	1.2
AZL Columbia Small Cap Value Fund	1.0
AZL Davis NY Venture Fund	4.8
AZL Eaton Vance Large Cap Value Fund	4.2
AZL International Index Fund	2.9
AZL JPMorgan U.S.Equity Fund	4.8
AZL Mid Cap Index Fund	1.3
AZL MFS Investors Trust Fund	2.5
AZL NFJ International Value Fund	2.5
AZL OCC Opportunity Fund	0.5
AZL S&P 500 Index Fund, Class 2	8.5
AZL Schroder Emerging Markets Equity Fund, Class 2	2.4
AZL Small Cap Stock Index Fund	1.3
AZL Strategic Investments Trust	1.5
AZL Turner Quantitative Small Cap Growth Fund	0.5
AZL Van Kampen Global Real Estate Fund	2.4
AZL Van Kampen Mid Cap Growth Fund	1.2
PIMCO PVIT CommodityRealReturn Strategy Portfolio	2.8
PIMCO PVIT Emerging Markets Bond Portfolio	2.8
PIMCO PVIT Global Bond Portfolio (Unhedged)	7.9
PIMCO PVIT High Yield Portfolio	6.0
PIMCO PVIT Real Return Portfolio	4.3
PIMCO PVIT Total Return Portfolio	25.4
Investment Company	0.1

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
December 31, 2009

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
1,039,478	AZL AIM International Equity Fund	$14,147,297
2,310,282	AZL BlackRock Capital Appreciation Fund	27,099,612
1,094,771	AZL Columbia Mid Cap Value Fund	7,203,595
670,022	AZL Columbia Small Cap Value Fund	5,809,090
2,625,645	AZL Davis NY Venture Fund	27,805,580
3,238,681	AZL Eaton Vance Large Cap Value Fund	24,581,592
1,281,088	AZL International Index Fund*	17,051,277
3,278,451	AZL JPMorgan U.S.Equity Fund	27,735,697
592,409	AZL Mid Cap Index Fund*	7,754,632
1,132,207	AZL MFS Investors Trust Fund	14,503,569
1,055,510	AZL NFJ International Value Fund*	14,460,485
265,895	AZL OCC Opportunity Fund*	2,930,166
6,425,147	AZL S&P 500 Index Fund, Class 2	49,345,132
1,787,509	AZL Schroder Emerging Markets Equity Fund, Class 2	13,978,322
972,499	AZL Small Cap Stock Index Fund*	7,721,642
2,129,503	AZL Strategic Investments Trust*	8,943,911
384,597	AZL Turner Quantitative Small Cap Growth Fund*	2,961,397
1,817,833	AZL Van Kampen Global Real Estate Fund	13,760,993
664,562	AZL Van Kampen Mid Cap Growth Fund*	7,177,271
1,920,853	PIMCO PVIT CommodityRealReturn Strategy Portfolio	16,519,334
1,286,867	PIMCO PVIT Emerging Markets Bond Portfolio	16,317,477
3,642,955	PIMCO PVIT Global Bond Portfolio (Unhedged)	46,338,383
4,828,574	PIMCO PVIT High Yield Portfolio	35,152,017
2,030,933	PIMCO PVIT Real Return Portfolio	25,264,812
13,711,020	PIMCO PVIT Total Return Portfolio	148,353,237

Total Affiliated Investment Companies (Cost $513,903,670)		582,916,520

Investment Company (0.1%):
488,832	Dreyfus Treasury Prime Cash Management, 0.00%(a)	488,832

Total Investment Company (Cost $488,832)		488,832

Total Investment Securities (Cost $514,392,502)(b) — 100.0%		583,405,352
Net other assets (liabilities) — 0.0%		83,299

Net Assets — 100.0%		$583,488,651

Percentages indicated are based on net assets as of December 31, 2009.

*	Non-income producing security.

(a)	The rate represents the effective yield at December 31, 2009.

(b)	Cost for federal income tax purposes is $536,145,712. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$74,759,067
Unrealized depreciation	(27,499,427)

Net unrealized appreciation	$47,259,640

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statement of Assets and Liabilities
December 31, 2009

AZL Fusion
Balanced Fund

Assets:
Investments in affiliates, at cost	$513,903,670
Investments in non-affiliates, at cost	488,832

Total Investments, at cost	514,392,502

Investments in affiliates, at value	$582,916,520
Investments in non-affiliates, at value	488,832

Total Investments, at value	583,405,352
Receivable for capital shares issued	682,645
Prepaid expenses	11,181

Total Assets	584,099,178

Liabilities:
Payable for affiliated investments purchased	487,302
Manager fees payable	73,106
Administration fees payable	5,773
Administrative and compliance services fees payable	10,939
Trustee fees payable	596
Other accrued liabilities	32,811

Total Liabilities	610,527

Net Assets	$583,488,651

Net Assets Consist of:
Capital	$589,347,114
Accumulated net investment income/(loss)	20,798,546
Accumulated net realized gains/(losses) from investment transactions	(95,669,859)
Net unrealized appreciation/(depreciation) on investments	69,012,850

Net Assets	$583,488,651

Shares of beneficial interest (unlimited number of shares authorized, no par value)	57,756,645
Net Asset Value (offering and redemption price per share)	$10.10

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statement of Operations
For the Year Ended December 31, 2009

AZL Fusion
Balanced Fund

Investment Income:
Dividends from affiliates	$12,668,964
Dividends from non-affiliates	1,324

Total Investment Income	12,670,288

Expenses:
Manager fees	889,399
Administration fees	68,482
Custodian fees	1,582
Administrative and compliance services fees	21,458
Trustees’ fees	41,126
Professional fees	36,862
Shareholder reports	40,446
Other expenses	19,188

Total expenses before reductions	1,118,543
Less expenses voluntarily waived/reimbursed by the Manager	(222,354)

Net Expenses	896,189

Net Investment Income/(Loss)	11,774,099

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(52,536,058)
Net realized gain distributions from affiliated underlying funds	10,597,003
Change in unrealized appreciation/depreciation on investments	143,231,849

Net Realized/Unrealized Gains/(Losses) on Investments	101,292,794

Change in Net Assets Resulting From Operations	$113,066,893

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statements of Changes in Net Assets

	AZL Fusion Balanced Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2009	2008

Change in Net Assets:
Operations:
Net investment income/(loss)	$11,774,099	$8,456,947
Net realized gains/(losses) on investment transactions	(41,939,055)	(26,410,459)
Change in unrealized appreciation/depreciation on investments	143,231,849	(92,789,144)

Change in net assets resulting from operations	113,066,893	(110,742,656)

Dividends to Shareholders:
From net investment income	(9,110,767)	(8,487,976)
From net realized gains on investments	(14,295,472)	(11,513,983)

Change in net assets resulting from dividends to shareholders	(23,406,239)	(20,001,959)

Capital Transactions:
Proceeds from shares issued	191,778,353	160,686,778
Proceeds from dividends reinvested	23,406,239	20,001,959
Value of shares redeemed	(20,511,216)	(119,183,242)

Change in net assets resulting from capital transactions	194,673,376	61,505,495

Change in net assets	284,334,030	(69,239,120)
Net Assets:
Beginning of period	299,154,621	368,393,741

End of period	$583,488,651	$299,154,621

Accumulated net investment income/(loss)	$20,798,546	$9,693,373

Share Transactions:
Shares issued	21,771,991	15,261,267
Dividends reinvested	2,413,014	1,947,610
Shares redeemed	(2,237,445)	(11,685,338)

Change in shares	21,947,560	5,523,539

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					April 29, 2005 to
	Year Ended December 31,				December 31,
	2009	2008	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$8.35	$12.16	$11.65	$10.73	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12	0.20	0.24	0.16	0.06
Net Realized and Unrealized Gains/ (Losses) on Investments	2.09	(3.43)	0.58	0.85	0.67

Total from Investment Activities	2.21	(3.23)	0.82	1.01	0.73

Dividends to Shareholders From:
Net Investment Income	(0.18)	(0.25)	(0.16)	(0.03)	—
Net Realized Gains	(0.28)	(0.33)	(0.15)	(0.06)	—

Total Dividends	(0.46)	(0.58)	(0.31)	(0.09)	—

Net Asset Value, End of Period	$10.10	$8.35	$12.16	$11.65	$10.73

Total Return(b) (c)	26.71%	(27.44)%	7.11%	9.49%	7.30%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$583,489	$299,155	$368,394	$274,945	$117,000
Net Investment Income/(Loss)(d)	2.65%	2.37%	2.49%	2.18%	1.75%
Expenses Before Reductions(d) (e)	0.25%	0.25%	0.26%	0.30%	0.50%
Expenses Net of Reductions(d)	0.20%	0.25%	0.26%	0.30%	0.30%
Portfolio Turnover Rate(c)	36.81%	61.54%	32.61%	44.38%	3.96%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
December 31, 2009

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Moderate Index Strategy Fund, and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through February 24, 2010, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2009

recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2009, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2009

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2009, $21,378 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2009, actual Trustee compensation was $654,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of December 31, 2009 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$573,972,609	$8,943,911(1)	$582,916,520
Investment Company	488,832	—	488,832

Total Investment Securities	$574,461,441	$8,943,911	$583,405,352

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2009

5. Security Purchases and Sales

For the year ended December 31, 2009, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$355,935,611	$162,621,535

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Fusion Balanced Fund.	$72,574,197

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,278,222 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$11,006,747	$12,399,492	$23,406,239

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$13,699,782	$6,302,177	$20,001,959

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Fusion Balanced Fund	$20,734,316	$20,734,316	$(73,852,419)	$47,259,640	$(5,858,463)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Balanced Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2010

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2009, 11.84% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

During the year ended December 31, 2009, the Fund declared net long-term capital gain distributions of $12,399,492.

During the year ended December 31, 2009, the Fund declared net short-term capital gain distributions of $1,895,911.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Special Joint Meeting of Shareholders (Unaudited)

A special meeting of the Fund’s shareholders was held on October 21, 2009. The results of votes taken among shareholders on the proposals before them are reported below.

Election of Trustees – Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”)

To elect nine nominees as Trustees of the FOF Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the FOF Trust. The nominees are Peter R. Burnim, Robert DeChellis, Peggy L. Ettestad, Roger Gelfenbien, Jeffrey Kletti, Claire R. Leonardi, Dickson W. Lewis, Peter W. McClean, and Arthur C. Reeds III.

		For	Against	Abstain
Peter R. Burnim	Votes	216,652,901.012	8,392,821.658	—
	Percentage of votes entitled to be cast	96.271%	3.729%	0.000%
Robert DeChellis	Votes	216,635,332.549	8,410,390.121	—
	Percentage of votes entitled to be cast	96.263%	3.737%	0.000%
Peggy L. Ettestad	Votes	217,146,463.152	7,899,259.518	—
	Percentage of votes entitled to be cast	96.490%	3.510%	0.000%
Roger Gelfenbien	Votes	216,212,644.774	8,833,077.896	—
	Percentage of votes entitled to be cast	96.075%	3.925%	0.000%
Jeffrey Kletti	Votes	216,917,378.889	8,128,343.781	—
	Percentage of votes entitled to be cast	96.388%	3.612%	0.000%
Claire L. Leonardi	Votes	217,358,496.376	7,687,226.294	—
	Percentage of votes entitled to be cast	96.584%	3.416%	0.000%
Dickson W. Lewis	Votes	217,111,402.008	7,934,320.662	—
	Percentage of votes entitled to be cast	96.474%	3.526%	0.000%
Peter W. McClean	Votes	216,233,516.015	8,812,206.655	—
	Percentage of votes entitled to be cast	96.084%	3.916%	0.000%
Arthur C. Reeds, III	Votes	216,499,514.547	8,546,208.123	—
	Percentage of votes entitled to be cast	96.202%	3.798%	0.000%

Ratification of Independent Registered Public Accountants Proposal – FOF Trust

To ratify the appointment of KPMG LLP (“KPMG”) as independent registered public accountants for FOF Trust for fiscal year ending December 31, 2009.

		For	Against	Abstain
KPMG	Votes	212,714,124.593	4,565,145.807	7,766,452.269
	Percentage of votes entitled to be cast	94.520%	2.029%	3.451%

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2011.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010. Previous to that, Morningstar Associates, LLC served as a consultant, including the year 2009.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on

18

particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2009. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 22, 2009, and at an “in person” Board of Trustees meeting held October 28, 2009. The Agreement was approved at the Board meeting of October 28, 2009. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2011. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2009 contract review process, Trustees received extensive information on the performance results of the three Funds – the AZL Fusion Balanced, Moderate and Growth Funds – which have an inception date of May 1, 2005. This includes performance information since their inception on May 1, 2005 through June 30, 2009. (The Board of Trustees did not consider the investment performance of the new Funds established in 2009, because of the absence of a meaningful time period to evaluate such performance.) Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the

19

performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 9, 2009, the Manager reported that for the three year period ended June 30, 2009, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 29th, 71st, and 93rd percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2009 the rankings were in the 46th, 86th, and 95th percentiles, respectively.

At the Board of Trustees meeting held October 28, 2009, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three Funds created prior to 2009 – the AZL Fusion Balanced, Moderate and Growth Funds – the advisory fee paid put these Funds in the 60th percentile of the customized peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees but excluding expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were five basis points higher than the peer group median, for the Fusion Moderate Fund were nine basis points higher than the peer group median, and for the Fusion Growth Fund were 12 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2009 were approximately $1.86 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $708 million.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	35	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	35	None
Roger Gelfenbien, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	35	Phoenix Companies, Edge Series Mutual Funds (32 Funds)
Dickson W. Lewis, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada – Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	35	Board of Education, Orono, MN
Claire R. Leonardi, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	35	University of CT Health Center, Adirondack North Country Association, Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	35	Connecticut Water Service, Inc.
Peter W. McClean, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	35	Cyrus Reinsurrance, PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	35	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Senior Vice President of Marketing and product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	35	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 64 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Gregory R. Seward, Age 53 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 10/09	Director, Citi Fund Services (since May 2009) Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments (2004-2009); and formerly, Vice President, JPMorgan Chase (2000-2004).
Stephen G. Simon, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds
The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC.

These Funds are not FDIC Insured.	ANNRPT1209 2/10

AZL FusionSM Conservative Fund
Annual Report
December 31, 2009
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Special Joint Meeting of Shareholders

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Conservative Fund
Allianz Investment Management LLC serves as Manager for the AZL FusionSM Conservative Fund.
The AZL FusionSM Conservative Fund commenced operations on October 23, 2009, and as such, does not have at least six months of operations to include a discussion of fund performance.

1

AZL FusionSM Conservative Fund
The AZL FusionSM Conservative Fund commenced operations on October 23, 2009, and as such, does not have at least six months of operations to include a discussion of fund performance.

 2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	10/23/09	12/31/09	10/23/09 - 12/31/09	10/23/09 - 12/31/09
AZL Fusion Conservative Fund	$1,000.00	$1,018.10	$0.68	0.35%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from October 23, 2009 (date of commencement of operations) to December 31, 2009 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Fusion Conservative Fund	$1,000.00	$1,023.44	$1.79	0.35%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflect values using the expense ratios for the 70 days of operations during the period, and has been annualized to reflect values for the period July 1, 2009 to December 31, 2009.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Conservative Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2009:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	1.7%
AZL BlackRock Capital Appreciation Fund	2.9
AZL Columbia Mid Cap Value Fund	0.8
AZL Columbia Small Cap Value Fund	0.7
AZL Davis NY Venture Fund	2.9
AZL Eaton Vance Large Cap Value Fund	3.9
AZL International Index Fund	1.9
AZL JPMorgan U.S.Equity Fund	3.2
AZL MFS Investors Trust Fund	1.7
AZL Mid Cap Index Fund	1.1
AZL NFJ International Value Fund	1.7
AZL OCC Opportunity Fund	0.3
AZL S&P 500 Index Fund, Class 2	5.9
AZL Schroder Emerging Markets Equity Fund, Class 2	1.6
AZL Small Cap Stock Index Fund	0.9
AZL Turner Quantitative Small Cap Growth Fund	0.3
AZL Van Kampen Global Real Estate Fund	1.5
AZL Van Kampen Mid Cap Growth Fund	0.8
PIMCO PVIT CommodityRealReturn Strategy Portfolio	1.9
PIMCO PVIT Emerging Markets Bond Portfolio	3.2
PIMCO PVIT Global Bond Portfolio (Unhedged)	8.7
PIMCO PVIT High Yield Portfolio	4.1
PIMCO PVIT Real Return Portfolio	6.5
PIMCO PVIT Total Return Portfolio	37.4
Investment Company	5.9

101.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Schedule of Portfolio Investments
December 31, 2009

		Fair
Shares		Value
Affiliated Investment Companies (95.6%):
7,309	AZL AIM International Equity Fund	$99,475
15,073	AZL BlackRock Capital Appreciation Fund	176,803
7,617	AZL Columbia Mid Cap Value Fund	50,118
4,731	AZL Columbia Small Cap Value Fund	41,014
16,611	AZL Davis NY Venture Fund	175,916
30,635	AZL Eaton Vance Large Cap Value Fund	232,519
8,663	AZL International Index Fund*	115,301
22,821	AZL JPMorgan U.S. Equity Fund	193,067
7,759	AZL MFS Investors Trust Fund	99,396
4,954	AZL Mid Cap Index Fund*	64,846
7,280	AZL NFJ International Value Fund*	99,729
1,900	AZL OCC Opportunity Fund*	20,933
45,566	AZL S&P 500 Index Fund, Class 2	349,948
12,133	AZL Schroder Emerging Markets Equity Fund, Class 2	94,880
6,729	AZL Small Cap Stock Index Fund*	53,425
2,711	AZL Turner Quantitative Small Cap Growth Fund*	20,877
11,525	AZL Van Kampen Global Real Estate Fund	87,242
4,627	AZL Van Kampen Mid Cap Growth Fund*	49,976
13,480	PIMCO PVIT CommodityRealReturn Strategy Portfolio	115,932
14,875	PIMCO PVIT Emerging Markets Bond Portfolio	188,615
41,038	PIMCO PVIT Global Bond Portfolio (Unhedged)	522,003
34,070	PIMCO PVIT High Yield Portfolio	248,028
31,503	PIMCO PVIT Real Return Portfolio	391,898
207,331	PIMCO PVIT Total Return Portfolio	2,243,319

Total Affiliated Investment Companies (Cost $5,752,830)		5,735,260

Investment Company (5.9%):
353,732	Dreyfus Treasury Prime Cash Management, 0.00%(a)	353,732

Total Investment Company (Cost $353,732)		353,732

Total Investment Securities (Cost $6,106,562)(b) — 101.5%		6,088,992
Net other assets (liabilities) — (1.5)%		(91,025)

Net Assets — 100.0%		5,997,967

Percentages indicated are based on net assets as of December 31, 2009.

*	Non-income producing security.

(a)	The rate represents the effective yield at December 31, 2009.

(b)	Cost for federal income tax purposes is $6,108,375. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$60,798
Unrealized depreciation	(80,181)

Net unrealized depreciation	$(19,383)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statement of Assets and Liabilities
December 31, 2009

AZL Fusion
Conservative
Fund

Assets:
Investments in affiliates, at cost	$5,752,830
Investments in non-affiliates, at cost	353,732

Total Investments, at cost	$6,106,562

Investments in affiliates, at value	$5,735,260
Investments in non-affiliates, at value	353,732

Total Investments, at value	6,088,992
Receivable for capital shares issued	252,933
Receivable from Manager	8,739
Prepaid expenses	1

Total Assets	6,350,665

Liabilities:
Payable for affiliated investments purchased	288,769
Payable for capital shares redeemed	9
Distributions payable	57,623
Administration fees payable	4,440
Administrative and compliance services fees payable	52
Trustee fees payable	10
Other accrued liabilities	1,795

Total Liabilities	352,698

Net Assets	$5,997,967

Net Assets Consist of:
Capital	$5,983,714
Accumulated net investment income/(loss)	905
Accumulated net realized gains/(losses) from investment transactions	30,918
Net unrealized appreciation/(depreciation) on investments	(17,570)

Net Assets	$5,997,967

Shares of beneficial interest (unlimited number of shares authorized, no par value)	594,962
Net Asset Value (offering and redemption price per share)	$10.08

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statement of Operations
For the Period Ended December 31, 2009

AZL Fusion
Conservative
Fund(a)

Investment Income:
Dividends	$13,304

Total Investment Income	13,304

Expenses:
Manager fees	982
Administration fees	10,833
Custodian fees	455
Administrative and compliance services fees	58
Trustees’ fees	13
Professional fees	135
Shareholder reports	101
Other expenses	23

Total expenses before reductions	12,600
Less expenses waived/reimbursed by the Manager	(10,881)

Net Expenses	1,719

Net Investment Income/(Loss)	11,585

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	10,731
Net realized gain distributions from affiliated underlying funds	67,130
Change in unrealized appreciation/depreciation on investments	(17,570)

Net Realized/Unrealized Gains/(Losses) on Investments	60,291

Change in Net Assets Resulting From Operations	$71,876

(a)	For the Period October 23, 2009 (commencement of operations) to December 31, 2009.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statement of Changes in Net Assets

AZL Fusion
Conservative Fund
October 23, 2009
to
December 31,
2009(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$11,585
Net realized gains/(losses) on investment transactions	77,861
Change in unrealized appreciation/depreciation on investments	(17,570)

Change in net assets resulting from operations	71,876

Dividends to Shareholders:
From net investment income	(57,623)

Change in net assets resulting from dividends to shareholders	(57,623)

Capital Transactions:
Proceeds from shares issued	7,129,465
Proceeds from dividends reinvested	57,623
Value of shares redeemed	(1,203,374)

Change in net assets resulting from capital transactions	5,983,714

Change in net assets	5,997,967
Net Assets:
Beginning of period	—

End of period	$5,997,967

Accumulated net investment income/(loss)	$905

Share Transactions:
Shares issued	708,846
Dividends reinvested	5,717
Shares redeemed	(119,601)

Change in shares	594,962

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the period indicated)

October 23, 2009
to
December 31,
2009(a)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.16

Total from Investment Activities	0.18

Dividends to Shareholders From:
Net Investment Income	(0.10)

Total Dividends	(0.10)

Net Asset Value, End of Period	$10.08

Total Return(b) (c)	1.81%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$5,998
Net Investment Income/(Loss)(d)	2.36%
Expenses Before Reductions(d) (e)	2.56%
Expenses Net of Reductions(d)	0.35%
Portfolio Turnover Rate(c)	52.84%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements
December 31, 2009

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Moderate Index Strategy Fund, and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Conservative Fund (the “Fund”). The Fund commenced operations on October 23, 2009.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through February 24, 2010, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
December 31, 2009

recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.35%.

For the year ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Conservative Fund	0.20%	0.35%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2009, the contractual reimbursements that are subject to repaymemt by the Fund in subsequent years were as follows:

Expires
12/31/2012
AZL Fusion Conservative Fund	$10,635

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
December 31, 2009

Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2009, $6 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2009, actual Trustee compensation was $654,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of December 31, 2009 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$5,735,260	$—	$5,735,260
Investment Company	353,732	—	353,732

Total Investment Securities	$6,088,992	$—	$6,088,992

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
December 31, 2009

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended December 31, 2009, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Conservative Fund	$6,936,334	$1,194,236

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Fusion Conservative Fund	$57,623	$57,623

(a)	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed			Accumulated
	Ordinary	Long Term	Accumulated	Unrealized	Earnings
	Income	Capital Gains	Earnings	Depreciation(b)	(Deficit)
AZL Fusion Conservative Fund	$13,692	$19,944	$33,636	$(19,383)	$14,253

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Conservative Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2009, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 23, 2009 to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period October 23, 2009 to December 31, 2009, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2010

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2009, 0.15% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Special Joint Meeting of Shareholders (Unaudited)

A special meeting of the Fund’s shareholders was held on October 21, 2009. The results of votes taken among shareholders on the proposals before them are reported below.

Election of Trustees — Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”)

To elect nine nominees as Trustees of the FOF Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the FOF Trust. The nominees are Peter R. Burnim, Robert DeChellis, Peggy L. Ettestad, Roger Gelfenbien, Jeffrey Kletti, Claire R. Leonardi, Dickson W. Lewis, Peter W. McClean, and Arthur C. Reeds III.

		For	Against	Abstain
Peter R. Burnim	Votes	216,652,901.012	8,392,821.658	—
	Percentage of votes entitled to be cast	96.271%	3.729%	0.000%
Robert DeChellis	Votes	216,635,332.549	8,410,390.121	—
	Percentage of votes entitled to be cast	96.263%	3.737%	0.000%
Peggy L. Ettestad	Votes	217,146,463.152	7,899,259.518	—
	Percentage of votes entitled to be cast	96.490%	3.510%	0.000%
Roger Gelfenbien	Votes	216,212,644.774	8,833,077.896	—
	Percentage of votes entitled to be cast	96.075%	3.925%	0.000%
Jeffrey Kletti	Votes	216,917,378.889	8,128,343.781	—
	Percentage of votes entitled to be cast	96.388%	3.612%	0.000%
Claire L. Leonardi	Votes	217,358,496.376	7,687,226.294	—
	Percentage of votes entitled to be cast	96.584%	3.416%	0.000%
Dickson W. Lewis	Votes	217,111,402.008	7,934,320.662	—
	Percentage of votes entitled to be cast	96.474%	3.526%	0.000%
Peter W. McClean	Votes	216,233,516.015	8,812,206.655	—
	Percentage of votes entitled to be cast	96.084%	3.916%	0.000%
Arthur C. Reeds, III	Votes	216,499,514.547	8,546,208.123	—
	Percentage of votes entitled to be cast	96.202%	3.798%	0.000%

Ratification of Independent Registered Public Accountants Proposal — FOF Trust

To ratify the appointment of KPMG LLP (“KPMG”) as independent registered public accountants for FOF Trust for fiscal year ending December 31, 2009.

		For	Against	Abstain
KPMG	Votes	212,714,124.593	4,565,145.807	7,766,452.269
	Percentage of votes entitled to be cast	94.520%	2.029%	3.451%

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2011.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010. Previous to that, Morningstar Associates, LLC served as a consultant, including the year 2009.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on

18

particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2009. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 22, 2009, and at an “in person” Board of Trustees meeting held October 28, 2009. The Agreement was approved at the Board meeting of October 28, 2009. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2011. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2009 contract review process, Trustees received extensive information on the performance results of the three Funds – the AZL Fusion Balanced, Moderate and Growth Funds – which have an inception date of May 1, 2005. This includes performance information since their inception on May 1, 2005 through June 30, 2009. (The Board of Trustees did not consider the investment performance of the new Funds established in 2009, because of the absence of a meaningful time period to evaluate such performance.) Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the

19

performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 9, 2009, the Manager reported that for the three year period ended June 30, 2009, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 29th, 71st, and 93rd percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2009 the rankings were in the 46th, 86th, and 95th percentiles, respectively.

At the Board of Trustees meeting held October 28, 2009, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three Funds created prior to 2009 – the AZL Fusion Balanced, Moderate and Growth Funds – the advisory fee paid put these Funds in the 60th percentile of the customized peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees but excluding expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were five basis points higher than the peer group median, for the Fusion Moderate Fund were nine basis points higher than the peer group median, and for the Fusion Growth Fund were 12 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2009 were approximately $1.86 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $708 million.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	35	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	35	None
Roger Gelfenbien, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	35	Phoenix Companies, Edge Series Mutual Funds (32 Funds)
Dickson W. Lewis, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada – Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	35	Board of Education, Orono, MN
Claire R. Leonardi, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	35	University of CT Health Center, Adirondack North Country Association, Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	35	Connecticut Water Service, Inc.
Peter W. McClean, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	35	Cyrus Reinsurrance, PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	35	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Senior Vice President of Marketing and product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	35	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 64 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Gregory R. Seward, Age 53 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 10/09	Director, Citi Fund Services (since May 2009) Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments (2004-2009); and formerly, Vice President, JPMorgan Chase (2000-2004).
Stephen G. Simon, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1209 2/10

AZL FusionSM Growth Fund
Annual Report
December 31, 2009
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Special Joint Meeting of Shareholders

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Growth Fund
Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Growth Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2009?
For the 12-month period ended December 31, 2009, the AZL FusionSM Growth Fund returned 31.84%1. That compared to a 22.47% total return for its benchmark, a composite index comprised of an 80% weighting in the S&P 500 Index2 and a 20% weighting in the Barclays Capital U.S. Aggregate Bond Index3.
The AZL Fusion GrowthSM Fund generates broad diversification4 by investing in 25 underlying funds (as of December 31, 2009), including portfolios that invest in stocks as well as portfolios that invest in fixed-income securities. The Fund typically holds between 70% and 90% of its assets in equity funds and 10% to 30% of its asset in fixed-income funds. It also maintains exposure to non-traditional asset classes such as commodities.*
Stock markets performed poorly early in the period, but rallied strongly in response to fiscal and monetary stimulus and an improving economic environment. Stocks outperformed bonds during the 12 months through December 2009: The S&P 500 gained 26.46%, while the Barclays Capital U.S. Aggregate Bond Index gained 5.93%.
The Fund’s performance exceeded that of its composite benchmark during the period. That positive performance was driven primarily by two key factors: asset allocation and the performance of underlying funds. The Fund’s return relative to its composite benchmark benefited from exposure to large- and mid- cap growth stocks, international equities and emerging market equities. Investments in Treasury inflation-protected securities, emerging market bonds and high-yield bonds aided the relative returns of the Fund’s fixed-income allocation.*
Strong relative returns from multiple underlying funds aided the performance of the fund. This included the PIMCO VIT Total Return Portfolio and several large-cap equity funds.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2009.

[1]	The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

[2]	The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[3]	The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.

[4]	Diversification does not guarantee a profit nor protect against a loss.

1

AZL FusionSM Growth Fund Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth based investments can perform differently from the market as a whole and can be more volatile than other types of securities.
The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2009

			Since
			Inception
	1 Year	3 Year	(4/29/05)

AZL FusionSM Growth Fund	31.84%	-5.14%	1.53%

Growth Composite Index	22.47%	-3.13%	2.29%[1]

S&P 500 Index	26.46%	-5.63%	1.33%

Barclays Capital U.S. Aggregate Bond Index	5.93%	6.04%	5.14%

Expense Ratio

Gross	1.60%[2]

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated April 27, 2009 as revised October 26, 2009. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% limiting operating expenses, excluding certain expenses (such as interest expense), to 0.30% through April 30, 2011. Additional information pertaining to the December 31, 2009 expense ratios can be found in the financial highlights.

[1]	The since inception performance and hypothetical $10,000 investment for the Growth Composite Index is calculated from 4/30/05.

[2]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index the (“Growth Composite Index”) which consists of 80% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 20% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
The hypothetical $10,000 investment for the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index is calculated from 4/30/05.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Fusion Growth Fund	$1,000.00	$1,197.90	$1.05	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Fusion Growth Fund	$1,000.00	$1,024.25	$0.97	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2009:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	3.9%
AZL BlackRock Capital Appreciation Fund	8.0
AZL Columbia Mid Cap Value Fund	2.1
AZL Columbia Small Cap Value Fund	1.9
AZL Davis NY Venture Fund	8.1
AZL Eaton Vance Large Cap Value Fund	7.0
AZL International Index Fund	4.0
AZL JPMorgan U.S.Equity Fund	7.9
AZL Mid Cap Index Fund	2.0
AZL MFS Investors Trust Fund	3.9
AZL NFJ International Value Fund	4.0
AZL OCC Opportunity Fund	1.0
AZL S&P 500 Index Fund, Class 2	10.4
AZL Schroder Emerging Markets Equity Fund, Class 2	4.1
AZL Small Cap Stock Index Fund	2.0
AZL Strategic Investments Trust	2.0
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL Van Kampen Global Real Estate Fund	3.6
AZL Van Kampen Mid Cap Growth Fund	2.1
PIMCO PVIT CommodityRealReturn Strategy Portfolio	4.6
PIMCO PVIT Emerging Markets Bond Portfolio	1.0
PIMCO PVIT Global Bond Portfolio (Unhedged)	2.7
PIMCO PVIT High Yield Portfolio	2.2
PIMCO PVIT Real Return Portfolio	1.5
PIMCO PVIT Total Return Portfolio	9.0

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
December 31, 2009

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
2,370,321	AZL AIM International Equity Fund	$32,260,066
5,643,103	AZL BlackRock Capital Appreciation Fund	66,193,593
2,610,249	AZL Columbia Mid Cap Value Fund	17,175,442
1,847,494	AZL Columbia Small Cap Value Fund	16,017,776
6,323,402	AZL Davis NY Venture Fund	66,964,824
7,603,729	AZL Eaton Vance Large Cap Value Fund	57,712,303
2,511,096	AZL International Index Fund*	33,422,688
7,738,360	AZL JPMorgan U.S.Equity Fund	65,466,524
1,253,864	AZL Mid Cap Index Fund*	16,413,078
2,489,842	AZL MFS Investors Trust Fund	31,894,876
2,390,630	AZL NFJ International Value Fund*	32,751,634
719,380	AZL OCC Opportunity Fund*	7,927,570
11,128,662	AZL S&P 500 Index Fund, Class 2	85,468,123
4,375,576	AZL Schroder Emerging Markets Equity Fund, Class 2	34,217,001
2,060,630	AZL Small Cap Stock Index Fund*	16,361,399
3,879,961	AZL Strategic Investments Trust*	16,295,835
1,060,422	AZL Turner Quantitative Small Cap Growth Fund*	8,165,253
3,963,167	AZL Van Kampen Global Real Estate Fund	30,001,171
1,591,858	AZL Van Kampen Mid Cap Growth Fund*	17,192,072
4,371,703	PIMCO PVIT CommodityRealReturn Strategy Portfolio	37,596,643
651,769	PIMCO PVIT Emerging Markets Bond Portfolio	8,264,425
1,780,483	PIMCO PVIT Global Bond Portfolio (Unhedged)	22,647,743
2,462,219	PIMCO PVIT High Yield Portfolio	17,924,957
990,375	PIMCO PVIT Real Return Portfolio	12,320,262
6,890,429	PIMCO PVIT Total Return Portfolio	74,554,443

Total Affiliated Investment Companies (Cost $740,201,019)		825,209,701

Total Investment Securities (Cost $740,201,019)(a) — 100.0%		825,209,701
Net other assets (liabilities) — 0.0%		55,812

Net Assets — 100.0%		$825,265,513

Percentages indicated are based on net assets as of December 31, 2009.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $805,785,620. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$107,460,220
Unrealized depreciation	(88,036,139)

Net unrealized appreciation	$19,424,081

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statement of Assets and Liabilities
December 31, 2009

AZL Fusion
Growth Fund

Assets:
Investments in affiliates, at cost	$740,201,019

Investments in affiliates, at value	$825,209,701
Dividends receivable	312,163
Receivable for capital shares issued	214,339
Receivable for affiliated investments sold	225,894
Prepaid expenses	16,735

Total Assets	825,978,832

Liabilities:
Cash overdraft	225,893
Payable for affiliated investments purchased	312,220
Payable for capital shares redeemed	1,582
Manager fees payable	104,312
Administration fees payable	6,391
Administrative and compliance services fees payable	15,532
Trustee fees payable	808
Other accrued liabilities	46,581

Total Liabilities	713,319

Net Assets	$825,265,513

Net Assets Consist of:
Capital	$1,045,436,748
Accumulated net investment income/(loss)	17,623,246
Accumulated net realized gains/(losses) from investment transactions	(322,803,163)
Net unrealized appreciation/(depreciation) on investments	85,008,682

Net Assets	$825,265,513

Shares of beneficial interest (unlimited number of shares authorized, no par value)	90,143,974
Net Asset Value (offering and redemption price per share)	$9.15

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statement of Operations
For the Year Ended December 31, 2009

AZL Fusion
Growth Fund

Investment Income:
Dividends	$11,276,526

Total Investment Income	11,276,526

Expenses:
Manager fees	1,423,474
Administration fees	78,602
Custodian fees	1,844
Administrative and compliance services fees	32,982
Trustees’ fees	67,785
Professional fees	58,595
Shareholder reports	52,623
Other expenses	28,566

Total expenses before reductions	1,744,471
Less expenses voluntarily waived/reimbursed by the Manager	(355,875)

Net Expenses	1,388,596

Net Investment Income/(Loss)	9,887,930

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(162,920,872)
Net realized gain distributions from affiliated underlying funds	7,813,073
Change in unrealized appreciation/depreciation on investments	348,567,554

Net Realized/Unrealized Gains/(Losses) on Investments	193,459,755

Change in Net Assets Resulting From Operations	$203,347,685

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statements of Changes in Net Assets

	AZL Fusion Growth Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2009	2008

Change in Net Assets:
Operations:
Net investment income/(loss)	$9,887,930	$10,550,006
Net realized gains/(losses) on investment transactions	(155,107,799)	(111,284,874)
Change in unrealized appreciation/depreciation on investments	348,567,554	(323,825,715)

Change in net assets resulting from operations	203,347,685	(424,560,583)

Dividends to Shareholders:
From net investment income	(15,845,207)	(13,701,686)
From net realized gains on investments	(29,969,346)	(52,140,296)

Change in net assets resulting from dividends to shareholders	(45,814,553)	(65,841,982)

Capital Transactions:
Proceeds from shares issued	66,779,864	225,372,043
Proceeds from dividends reinvested	45,814,553	65,841,982
Value of shares redeemed	(77,291,799)	(295,734,581)

Change in net assets resulting from capital transactions	35,302,618	(4,520,556)

Change in net assets	192,835,750	(494,923,121)
Net Assets:
Beginning of period	632,429,763	1,127,352,884

End of period	$825,265,513	$632,429,763

Accumulated net investment income/(loss)	$17,623,246	$17,322,041

Share Transactions:
Shares issued	8,600,672	21,158,667
Dividends reinvested	5,266,041	6,623,942
Shares redeemed	(9,681,260)	(28,978,876)

Change in shares	4,185,453	(1,196,267)

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					April 29, 2005 to
	Year Ended December 31,				December 31,
	2009	2008	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$7.36	$12.94	$12.49	$11.21	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11	0.12	0.12	0.06	0.01
Net Realized and Unrealized Gains/ (Losses) on Investments	2.20	(4.94)	0.60	1.29	1.20

Total from Investment Activities	2.31	(4.82)	0.72	1.35	1.21

Dividends to Shareholders From:
Net Investment Income	(0.18)	(0.16)	(0.06)	(0.01)	—
Net Realized Gains	(0.34)	(0.60)	(0.21)	(0.06)	—

Total Dividends	(0.52)	(0.76)	(0.27)	(0.07)	—

Net Asset Value, End of Period	$9.15	$7.36	$12.94	$12.49	$11.21

Total Return(b) (c)	31.84%	(38.77)%	5.75%	12.20%	12.10%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$825,266	$632,430	$1,127,353	$900,439	$342,171
Net Investment Income/(Loss)(d)	1.39%	1.15%	1.10%	0.81%	0.42%
Expenses Before Reductions(d) (e)	0.25%	0.24%	0.25%	0.26%	0.38%
Expenses Net of Reductions(d)	0.20%	0.24%	0.25%	0.26%	0.30%
Portfolio Turnover Rate(c)	52.93%	62.37%	32.07%	28.37%	0.58%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
December 31, 2009

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Moderate Index Strategy Fund, and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through February 24, 2010, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements continued
December 31, 2009

recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2009, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements continued
December 31, 2009

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2009, $36,004 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2009, actual Trustee compensation was $654,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of December 31, 2009 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$808,913,866	$16,295,835	(1)	$825,209,701

Total Investment Securities	$808,913,866	$16,295,835		$825,209,701

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements continued
December 31, 2009

5. Security Purchases and Sales

For the year ended December 31, 2009, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$383,181,786	$375,538,431

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Fusion Growth Fund	$251,673,269

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $5,429,241 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$19,690,969	$26,123,584	$45,814,553

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$18,202,780	$47,639,202	$65,841,982

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Fusion Growth Fund	$17,507,194	$17,507,194	$(257,102,510)	$19,424,081	$(220,171,235)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Growth Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2010

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2009, 24.33% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

During the year ended December 31, 2009, the Fund declared net long-term capital gain distributions of $26,123,584.

During the year ended December 31, 2009, the Fund declared net short-term capital gain distributions of $3,845,641.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Special Joint Meeting of Shareholders (Unaudited)

A special meeting of the Fund’s shareholders was held on October 21, 2009. The results of votes taken among shareholders on the proposals before them are reported below.

Election of Trustees – Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”)

To elect nine nominees as Trustees of the FOF Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the FOF Trust. The nominees are Peter R. Burnim, Robert DeChellis, Peggy L. Ettestad, Roger Gelfenbien, Jeffrey Kletti, Claire R. Leonardi, Dickson W. Lewis, Peter W. McClean, and Arthur C. Reeds III.

		For	Against	Abstain
Peter R. Burnim	Votes	216,652,901.012	8,392,821.658	—
	Percentage of votes entitled to be cast	96.271%	3.729%	0.000%
Robert DeChellis	Votes	216,635,332.549	8,410,390.121	—
	Percentage of votes entitled to be cast	96.263%	3.737%	0.000%
Peggy L. Ettestad	Votes	217,146,463.152	7,899,259.518	—
	Percentage of votes entitled to be cast	96.490%	3.510%	0.000%
Roger Gelfenbien	Votes	216,212,644.774	8,833,077.896	—
	Percentage of votes entitled to be cast	96.075%	3.925%	0.000%
Jeffrey Kletti	Votes	216,917,378.889	8,128,343.781	—
	Percentage of votes entitled to be cast	96.388%	3.612%	0.000%
Claire L. Leonardi	Votes	217,358,496.376	7,687,226.294	—
	Percentage of votes entitled to be cast	96.584%	3.416%	0.000%
Dickson W. Lewis	Votes	217,111,402.008	7,934,320.662	—
	Percentage of votes entitled to be cast	96.474%	3.526%	0.000%
Peter W. McClean	Votes	216,233,516.015	8,812,206.655	—
	Percentage of votes entitled to be cast	96.084%	3.916%	0.000%
Arthur C. Reeds, III	Votes	216,499,514.547	8,546,208.123	—
	Percentage of votes entitled to be cast	96.202%	3.798%	0.000%

Ratification of Independent Registered Public Accountants Proposal – FOF Trust

To ratify the appointment of KPMG LLP (“KPMG”) as independent registered public accountants for FOF Trust for fiscal year ending December 31, 2009.

		For	Against	Abstain
KPMG	Votes	212,714,124.593	4,565,145.807	7,766,452.269
	Percentage of votes entitled to be cast	94.520%	2.029%	3.451%

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2011.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010. Previous to that, Morningstar Associates, LLC served as a consultant, including the year 2009.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on

18

particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2009. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 22, 2009, and at an “in person” Board of Trustees meeting held October 28, 2009. The Agreement was approved at the Board meeting of October 28, 2009. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2011. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2009 contract review process, Trustees received extensive information on the performance results of the three Funds – the AZL Fusion Balanced, Moderate and Growth Funds – which have an inception date of May 1, 2005. This includes performance information since their inception on May 1, 2005 through June 30, 2009. (The Board of Trustees did not consider the investment performance of the new Funds established in 2009, because of the absence of a meaningful time period to evaluate such performance.) Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the

19

performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 9, 2009, the Manager reported that for the three year period ended June 30, 2009, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 29th, 71st, and 93rd percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2009 the rankings were in the 46th, 86th, and 95th percentiles, respectively.

At the Board of Trustees meeting held October 28, 2009, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three Funds created prior to 2009 – the AZL Fusion Balanced, Moderate and Growth Funds – the advisory fee paid put these Funds in the 60th percentile of the customized peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees but excluding expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were five basis points higher than the peer group median, for the Fusion Moderate Fund were nine basis points higher than the peer group median, and for the Fusion Growth Fund were 12 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2009 were approximately $1.86 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $708 million.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	35	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	35	None
Roger Gelfenbien, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	35	Phoenix Companies, Edge Series Mutual Funds (32 Funds)
Dickson W. Lewis, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada – Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	35	Board of Education, Orono, MN
Claire R. Leonardi, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	35	University of CT Health Center, Adirondack North Country Association, Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	35	Connecticut Water Service, Inc.
Peter W. McClean, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	35	Cyrus Reinsurrance, PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	35	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Senior Vice President of Marketing and product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	35	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 64 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Gregory R. Seward, Age 53 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 10/09	Director, Citi Fund Services (since May 2009) Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments (2004-2009); and formerly, Vice President, JPMorgan Chase (2000-2004).
Stephen G. Simon, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1209 2/10

AZL FusionSM Moderate Fund
Annual Report
December 31, 2009
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Special Joint Meeting of Shareholders

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Moderate Fund
Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Moderate Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2009?
For the 12-month period ended December 31, 2009, the AZL FusionSM Moderate Fund returned 29.42%. That compared to a 19.42% total return for its benchmark, a composite index comprised of a 65% weighting in the S&P 500 Index1 and a 35% weighting in the Barclays Capital U.S. Aggregate Bond Index2.
The AZL FusionSM Moderate Fund generates broad diversification3 by investing in 25 underlying funds (as of December 31, 2009), which invest primarily in stocks and fixed-income securities. The Fund typically holds between 55% and 75% of its assets in equity funds and 25% to 45% of its asset in fixed-income funds. It also invests in non-traditional asset classes such as commodities.*
The equity markets bounced back in early 2009 on the heels of improvements in the economy and unprecedented government actions to stabilize the economy and markets. Equities outperformed bonds during the 12 months under review: The S&P 500 gained 26.46%, while the Barclays Capital U.S. Aggregate Bond Index gained 5.93%.
The Fund’s performance exceeded its composite benchmark’s return, primarily as a result of two key factors: The Fund’s asset allocation and the performance of its underlying funds. The Fund’s exposure to large- and mid-cap growth equities, international equities and emerging market equities particularly boosted relative performance. Investments in Treasury inflation-protected securities, emerging market bonds and high-yield bonds aided the relative returns of the Fund’s fixed-income allocation.*
Strong relative returns from multiple underlying funds aided the performance of the fund. Such funds included the PIMCO VIT Total Return Portfolio as well as several large-cap equity funds.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2009.

[1]	The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]	The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.

[3]	Diversification does not guarantee a profit nor protect against a loss.

1

AZL FusionSM Moderate Fund Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investment in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2009

			Since
			Inception
	1 Year	3 Year	(4/29/05)

AZL FusionSM Moderate Fund	29.42%	-2.49%	2.45%

Moderate Composite Index	19.42%	-1.31%	2.95%[1]

S&P 500 Index	26.46%	-5.63%	1.33%

Barclays Capital U.S. Aggregate Bond Index	5.93%	6.04%	5.14%

Expense Ratio

Gross	1.54%[2]

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated April 27, 2009 as revised October 26, 2009. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% limiting operating expenses, excluding certain expenses (such as interest expense), to 0.30% through April 30, 2011. Additional information pertaining to the December 31, 2009 expense ratios can be found in the financial highlights.

[1]	The since inception performance data and hypothetical $10,000 investment for the Moderate Composite Index is calculated from 4/30/05.

[2]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against a composite index the (“Moderate Composite Index”) which consists of 65% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 35% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
The hypothetical $10,000 investment for the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index is calculated from 4/30/05.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Fusion Moderate Fund	$1,000.00	$1,177.30	$1.04	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Fusion Moderate Fund	$1,000.00	$1,024.25	$0.97	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2009:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	3.2%
AZL BlackRock Capital Appreciation Fund	6.1
AZL Columbia Mid Cap Value Fund	1.7
AZL Columbia Small Cap Value Fund	1.6
AZL Davis NY Venture Fund	6.5
AZL Eaton Vance Large Cap Value Fund	5.7
AZL International Index Fund	3.3
AZL JPMorgan U.S.Equity Fund	6.3
AZL Mid Cap Index Fund	1.4
AZL MFS Investors Trust Fund	3.3
AZL NFJ International Value Fund	3.3
AZL OCC Opportunity Fund	0.8
AZL S&P 500 Index Fund, Class 2	9.7
AZL Schroder Emerging Markets Equity Fund, Class 2	3.3
AZL Small Cap Stock Index Fund	1.3
AZL Strategic Investments Trust	1.6
AZL Turner Quantitative Small Cap Growth Fund	0.8
AZL Van Kampen Global Real Estate Fund	3.0
AZL Van Kampen Mid Cap Growth Fund	1.7
PIMCO PVIT CommodityRealReturn Strategy Portfolio	3.7
PIMCO PVIT Emerging Markets Bond Portfolio	1.9
PIMCO PVIT Global Bond Portfolio (Unhedged)	5.4
PIMCO PVIT High Yield Portfolio	4.3
PIMCO PVIT Real Return Portfolio	2.9
PIMCO PVIT Total Return Portfolio	17.1

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
December 31, 2009

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
2,215,557	AZL AIM International Equity Fund	$30,153,731
4,828,968	AZL BlackRock Capital Appreciation Fund	56,643,792
2,442,713	AZL Columbia Mid Cap Value Fund	16,073,052
1,706,242	AZL Columbia Small Cap Value Fund	14,793,118
5,765,782	AZL Davis NY Venture Fund	61,059,629
6,987,518	AZL Eaton Vance Large Cap Value Fund	53,035,263
2,312,506	AZL International Index Fund*	30,779,457
6,921,485	AZL JPMorgan U.S.Equity Fund	58,555,759
1,018,232	AZL Mid Cap Index Fund*	13,328,654
2,392,392	AZL MFS Investors Trust Fund	30,646,542
2,227,736	AZL NFJ International Value Fund*	30,519,982
666,699	AZL OCC Opportunity Fund*	7,347,018
11,778,552	AZL S&P 500 Index Fund, Class 2	90,459,281
3,990,742	AZL Schroder Emerging Markets Equity Fund, Class 2	31,207,600
1,532,978	AZL Small Cap Stock Index Fund*	12,171,848
3,667,507	AZL Strategic Investments Trust*	15,403,529
980,857	AZL Turner Quantitative Small Cap Growth Fund*	7,552,599
3,738,920	AZL Van Kampen Global Real Estate Fund	28,303,625
1,477,006	AZL Van Kampen Mid Cap Growth Fund*	15,951,669
4,070,267	PIMCO PVIT CommodityRealReturn Strategy Portfolio	35,004,295
1,393,323	PIMCO PVIT Emerging Markets Bond Portfolio	17,667,337
3,990,299	PIMCO PVIT Global Bond Portfolio (Unhedged)	50,756,603
5,473,356	PIMCO PVIT High Yield Portfolio	39,846,028
2,210,764	PIMCO PVIT Real Return Portfolio	27,501,908
14,777,506	PIMCO PVIT Total Return Portfolio	159,892,613

Total Affiliated Investment Companies (Cost $820,027,266)		934,654,932

Total Investment Securities (Cost $820,027,266) (a) — 99.9%		934,654,932
Net other assets (liabilities) — 0.1%		1,073,986

Net Assets — 100.0%		$935,728,918

Percentages indicated are based on net assets as of December 31, 2009.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $875,434,911. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$123,808,611
Unrealized depreciation	(64,588,590)

Net unrealized appreciation	$59,220,021

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statement of Assets and Liabilities
December 31, 2009

AZL Fusion
Moderate
Fund

Assets:
Investments in affiliates, at cost	$820,027,266

Investments in affiliates, at value	$934,654,932
Receivable for capital shares issued	1,250,386
Receivable for affiliated investments sold	72,604
Prepaid expenses	17,319

Total Assets	935,995,241

Liabilities:
Cash overdraft	72,603
Manager fees payable	116,243
Administration fees payable	6,554
Administrative and compliance services fees payable	17,572
Trustee fees payable	986
Other accrued liabilities	52,365

Total Liabilities	266,323

Net Assets	$935,728,918

Net Assets Consist of:
Capital	$988,697,264
Accumulated net investment income/(loss)	24,950,984
Accumulated net realized gains/(losses) from investment transactions	(192,546,996)
Net unrealized appreciation/(depreciation) on investments	114,627,666

Net Assets	$935,728,918

Shares of beneficial interest (unlimited number of shares authorized, no par value)	97,189,711
Net Asset Value (offering and redemption price per share)	$9.63

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statement of Operations
For the Year Ended December 31, 2009

AZL Fusion
Moderate
Fund

Investment Income:
Dividends from affiliates	$15,430,766
Dividends from non-affiliates	191

Total Investment Income	15,430,957

Expenses:
Manager fees	1,360,729
Administration fees	76,905
Custodian fees	1,830
Administrative and compliance services fees	32,996
Trustees’ fees	62,317
Professional fees	56,204
Shareholder reports	56,680
Other expenses	31,355

Total expenses before reductions	1,679,016
Less expenses voluntarily waived/reimbursed by the Manager	(340,188)

Net Expenses	1,338,828

Net Investment Income/(Loss)	14,092,129

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(90,514,082)
Net realized gain distributions from affiliated underlying funds	12,781,659
Change in unrealized appreciation/depreciation on investments	257,790,878

Net Realized/Unrealized Gains/(Losses) on Investments	180,058,455

Change in Net Assets Resulting From Operations	$194,150,584

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statements of Changes in Net Assets

	AZL Fusion Moderate Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2009	2008

Change in Net Assets:
Operations:
Net investment income/(loss)	$14,092,129	$11,779,543
Net realized gains/(losses) on investment transactions	(77,732,423)	(77,012,508)
Change in unrealized appreciation/depreciation on investments	257,790,878	(185,350,463)

Change in net assets resulting from operations	194,150,584	(250,583,428)

Dividends to Shareholders:
From net investment income	(13,999,685)	(15,014,187)
From net realized gains on investments	(17,839,565)	(34,684,053)

Change in net assets resulting from dividends to shareholders	(31,839,250)	(49,698,240)

Capital Transactions:
Proceeds from shares issued	325,853,513	126,975,582
Proceeds from dividends reinvested	31,839,250	49,698,240
Value of shares redeemed	(22,591,854)	(268,777,542)

Change in net assets resulting from capital transactions	335,100,909	(92,103,720)

Change in net assets	497,412,243	(392,385,388)
Net Assets:
Beginning of period	438,316,675	830,702,063

End of period	$935,728,918	$438,316,675

Accumulated net investment income/(loss)	$24,950,984	$15,068,638

Share Transactions:
Shares issued	39,813,443	12,250,620
Dividends reinvested	3,460,788	5,004,858
Shares redeemed	(2,656,755)	(27,385,621)

Change in shares	40,617,476	10,130,143

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					April 29, 2005 to
	Year Ended December 31,				December 31,
	2009	2008	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$7.75	$12.45	$11.98	$10.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06	0.23	0.20	0.12	0.08 (b)
Net Realized and Unrealized Gains/(Losses) on Investments	2.20	(4.13)	0.58	1.04	0.83

Total from Investment Activities	2.26	(3.90)	0.78	1.16	0.91

Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.24)	(0.12)	(0.02)	—
Net Realized Gains	(0.21)	(0.56)	(0.19)	(0.07)	—

Total Dividends	(0.38)	(0.80)	(0.31)	(0.09)	—

Net Asset Value, End of Period	$9.63	$7.75	$12.45	$11.98	$10.91

Total Return(c) (d)	29.42%	(32.76)%	6.54%	10.71%	9.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$935,729	$438,317	$830,702	$648,711	$303,316
Net Investment Income/(Loss)(e)	2.07%	1.79%	1.82%	1.50%	1.09%
Expenses Before Reductions(e) (f)	0.25%	0.25%	0.25%	0.27%	0.42%
Expenses Net of Reductions(e)	0.20%	0.24%	0.25%	0.27%	0.30%
Portfolio Turnover Rate(d)	37.56%	55.14%	31.35%	23.53%	0.00%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
December 31, 2009

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Moderate Index Strategy Fund, and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through February 24, 2010, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2009

recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2009, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2009

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2009, $32,229 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2009, actual Trustee compensation was $654,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of December 31, 2009 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$919,251,403	$15,403,529	(1)	$934,654,932

Total Investment Securities	$919,251,403	$15,403,529		$934,654,932

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2009

5. Security Purchases and Sales

For the year ended December 31, 2009, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$583,764,710	$254,098,862

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Fusion Moderate Fund	$134,563,869

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $2,477,108 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$17,151,802	$14,687,448	$31,839,250

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$19,347,776	$30,350,464	$49,698,240

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the fiscal year ended December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Fusion Moderate Fund	$24,852,609	$24,852,609	$(137,040,977)	$59,220,022	$(52,968,346)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Moderate Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2010

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2009, 16.65% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

During the year ended December 31, 2009, the Fund declared net long-term capital gain distributions of $14,687,448.

During the year ended December 31, 2009, the Fund declared net short-term capital gain distributions of $3,152,041.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Special Joint Meeting of Shareholders (Unaudited)

A special meeting of the Fund’s shareholders was held on October 21, 2009. The results of votes taken among shareholders on the proposals before them are reported below.

Election of Trustees – Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”)

To elect nine nominees as Trustees of the FOF Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the FOF Trust. The nominees are Peter R. Burnim, Robert DeChellis, Peggy L. Ettestad, Roger Gelfenbien, Jeffrey Kletti, Claire R. Leonardi, Dickson W. Lewis, Peter W. McClean, and Arthur C. Reeds III.

		For	Against	Abstain
Peter R. Burnim	Votes	216,652,901.012	8,392,821.658	—
	Percentage of votes entitled to be cast	96.271%	3.729%	0.000%
Robert DeChellis	Votes	216,635,332.549	8,410,390.121	—
	Percentage of votes entitled to be cast	96.263%	3.737%	0.000%
Peggy L. Ettestad	Votes	217,146,463.152	7,899,259.518	—
	Percentage of votes entitled to be cast	96.490%	3.510%	0.000%
Roger Gelfenbien	Votes	216,212,644.774	8,833,077.896	—
	Percentage of votes entitled to be cast	96.075%	3.925%	0.000%
Jeffrey Kletti	Votes	216,917,378.889	8,128,343.781	—
	Percentage of votes entitled to be cast	96.388%	3.612%	0.000%
Claire L. Leonardi	Votes	217,358,496.376	7,687,226.294	—
	Percentage of votes entitled to be cast	96.584%	3.416%	0.000%
Dickson W. Lewis	Votes	217,111,402.008	7,934,320.662	—
	Percentage of votes entitled to be cast	96.474%	3.526%	0.000%
Peter W. McClean	Votes	216,233,516.015	8,812,206.655	—
	Percentage of votes entitled to be cast	96.084%	3.916%	0.000%
Arthur C. Reeds, III	Votes	216,499,514.547	8,546,208.123	—
	Percentage of votes entitled to be cast	96.202%	3.798%	0.000%

Ratification of Independent Registered Public Accountants Proposal – FOF Trust

To ratify the appointment of KPMG LLP (“KPMG”) as independent registered public accountants for FOF Trust for fiscal year ending December 31, 2009.

		For	Against	Abstain
KPMG	Votes	212,714,124.593	4,565,145.807	7,766,452.269
	Percentage of votes entitled to be cast	94.520%	2.029%	3.451%

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2011.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010. Previous to that, Morningstar Associates, LLC served as a consultant, including the year 2009.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on

18

particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2009. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 22, 2009, and at an “in person” Board of Trustees meeting held October 28, 2009. The Agreement was approved at the Board meeting of October 28, 2009. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2011. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2009 contract review process, Trustees received extensive information on the performance results of the three Funds – the AZL Fusion Balanced, Moderate and Growth Funds – which have an inception date of May 1, 2005. This includes performance information since their inception on May 1, 2005 through June 30, 2009. (The Board of Trustees did not consider the investment performance of the new Funds established in 2009, because of the absence of a meaningful time period to evaluate such performance.) Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the

19

performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 9, 2009, the Manager reported that for the three year period ended June 30, 2009, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 29th, 71st, and 93rd percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2009 the rankings were in the 46th, 86th, and 95th percentiles, respectively.

At the Board of Trustees meeting held October 28, 2009, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three Funds created prior to 2009 – the AZL Fusion Balanced, Moderate and Growth Funds – the advisory fee paid put these Funds in the 60th percentile of the customized peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees but excluding expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were five basis points higher than the peer group median, for the Fusion Moderate Fund were nine basis points higher than the peer group median, and for the Fusion Growth Fund were 12 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2009 were approximately $1.86 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $708 million.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	35	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	35	None
Roger Gelfenbien, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	35	Phoenix Companies, Edge Series Mutual Funds (32 Funds)
Dickson W. Lewis, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada – Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	35	Board of Education, Orono, MN
Claire R. Leonardi, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	35	University of CT Health Center, Adirondack North Country Association, Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	35	Connecticut Water Service, Inc.
Peter W. McClean, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	35	Cyrus Reinsurrance, PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	35	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Senior Vice President of Marketing and product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	35	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 64 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Gregory R. Seward, Age 53 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 10/09	Director, Citi Fund Services (since May 2009) Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments (2004-2009); and formerly, Vice President, JPMorgan Chase (2000-2004).
Stephen G. Simon, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

Allianz Funds

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1209 2/10

AZL Moderate Index StrategySM Fund
Annual Report
December 31, 2009
Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Special Joint Meeting of Shareholders

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index StrategySM Fund
Allianz Investment Management LLC serves as the Manager for the Moderate Index StrategySM Fund.
The AZL Moderate Index StrategySM Fund commenced operations on July 10, 2009, and as such, does not have at least six months of operations to include a discussion of fund performance.

AZL Moderate Index StrategySM Fund
The AZL Moderate Index StrategySM Fund commenced operations on July 10, 2009, and as such, does not have at least six months of operations to include a discussion of fund performance.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/10/09	12/31/09	7/10/09 - 12/31/09	7/10/09 - 12/31/09
AZL Moderate Index Strategy Fund	$1,000.00	$1,185.00	$1.05	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from July 10, 2009 (date of commencement of operations) to December 31, 2009 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09
AZL Moderate Index Strategy Fund	$1,000.00	$1,024.20	$1.02	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 175 days of operations during the period, and has been annualized to reflect values for the period July 1, 2009 to December 31, 2009.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Moderate Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2009:

Percent of
Investments	net assets*
AZL Enhanced Bond Index Fund	34.8%
AZL International Index Fund	15.0
AZL Mid Cap Index Fund	10.1
AZL S&P 500 Index Fund, Class 2	34.8
AZL Small Cap Stock Index Fund	5.1

99.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2009

		Fair
Shares		Value
Affiliated Investment Companies (99.7%):
5,932,891	AZL Enhanced Bond Index Fund*	$59,566,230
1,924,856	AZL International Index Fund*	25,619,838
1,316,408	AZL Mid Cap Index Fund*	17,231,778
7,765,554	AZL S&P 500 Index Fund, Class 2	59,639,455
1,110,058	AZL Small Cap Stock Index Fund*	8,813,859

Total Affiliated Investment Companies (Cost $162,237,015)		170,871,160

Total Investment Securities (Cost $162,237,015)(a) — 99.7%		170,871,160
Net other assets (liabilities) — 0.3%		489,850

Net Assets — 100.0%		$171,361,010

Percentages indicated are based on net assets as of December 31, 2009.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $162,265,552. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,657,710
Unrealized depreciation	(52,102)

Net unrealized appreciation	$8,605,608

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Statement of Assets and Liabilities
December 31, 2009

AZL Moderate
Index Strategy
Fund
Assets:
Investments in affiliates, at cost	$162,237,015

Investments in affiliates, at value	$170,871,160
Receivable for capital shares issued	595,386
Receivable for affiliated investments sold	26,153
Prepaid expenses	1,390

Total Assets	171,494,089

Liabilities:
Cash overdraft	26,153
Distributions payable	922
Manager fees payable	17,352
Administration fees payable	4,904
Administrative and compliance services fees payable	3,219
Custodian fees payable	23,200
Professional fees payable	32,504
Shareholder reports payable	8,593
Trustee fees payable	254
Other accrued liabilities	15,978

Total Liabilities	133,079

Net Assets	$171,361,010

Net Assets Consist of:
Capital	$163,333,856
Accumulated net investment income/(loss)	1,388
Accumulated net realized gains/(losses) from investment transactions	(608,379)
Net unrealized appreciation/(depreciation) on investments	8,634,145

Net Assets	$171,361,010

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,455,564
Net Asset Value (offering and redemption price per share)	$11.85

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Statement of Operations
For the Period Ended December 31, 2009

AZL Moderate
Index Strategy
Fund(a)

Investment Income:
Interest	$14,133
Dividends from affiliates	47,980
Dividends from non-affiliates	20,141

Total Investment Income	82,254

Expenses:
Manager fees	20,330
Administration fees	33,887
Custodian fees	962
Administrative and compliance services fees	3,964
Trustees’ fees	3,668
Professional fees	5,824
Shareholder reports	10,582
Other expenses	2,101

Total expenses	81,318

Net Investment Income/(Loss)	936

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(607,005)
Change in unrealized appreciation/depreciation on investments	8,634,459

Net Realized/Unrealized Gains/(Losses) on Investments	8,027,454

Change in Net Assets Resulting From Operations	$8,028,390

(a)	For the Period July 10, 2009 (commencement of operations) to December 31, 2009.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Statement of Changes in Net Assets

AZL Moderate
Index Strategy
Fund
July 10, 2009 to
December 31,
2009(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$936
Net realized gains/(losses) on investment transactions	(607,005)
Change in unrealized appreciation/depreciation on investments	8,634,459

Change in net assets resulting from operations	8,028,390

Dividends to Shareholders:
From net investment income	(922)

Change in net assets resulting from dividends to shareholders	(922)

Capital Transactions:
Proceeds from shares issued	37,787,965
Proceeds from shares issued in merger	164,840,061
Dividends reinvested	922
Value of shares redeemed	(39,295,406)

Change in net assets resulting from capital transactions	163,333,542

Change in net assets	171,361,010
Net Assets:
Beginning of period	—

End of period	$171,361,010

Accumulated net investment income/(loss)	$1,388

Share Transactions:
Shares issued	3,660,355
Shares issued in merger	14,188,778
Dividends reinvested	78
Shares redeemed	(3,393,647)

Change in shares	14,455,564

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the period indicated)

	July 10, 2009 to
	December 31,
	2009(a)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.00	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.85

Total from Investment Activities	1.85

Dividends to Shareholders From:
Net Investment Income	(0.00	)(b)

Total Dividends	(0.00	)(b)

Net Asset Value, End of Period	$11.85

Total Return(c) (d)	18.50%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$171,361
Net Investment Income/(Loss)(e)	0.00%
Expenses Before Reductions(e) (f)	0.20%
Expenses Net of Reductions(e)	0.20%
Portfolio Turnover Rate(d)	44.31%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2009

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Moderate Index Strategy Fund, and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Moderate Index Strategy Fund (the “Fund”). The Fund commenced operations on July 10, 2009.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through February 24, 2010, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2009

recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the period ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Moderate Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2009, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended December 31, 2009, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2009

filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended December 31, 2009, $8,471 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2009, actual Trustee compensation was $654,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of December 31, 2009 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$170,871,160	$—	$170,871,160

Total Investment Securities	$170,871,160	$—	$170,871,160

5. Security Purchases and Sales

For the period ended December 31, 2009, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Moderate Index Strategy Fund	$202,622,397	$39,783,382

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2009

6. Acquisitions of Funds

On October 23, 2009, the Fund acquired all of the net assets of the AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund (the “Acquired Funds”), open-end investment companies, pursuant to a plan of reorganization approved by the Acquired Funds shareholders on October 21, 2009. The purpose of the transaction was to combine three funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a taxable exchange of 14,188,778 shares of the Fund, valued at $164,840,061, for 13,192,435 shares of the AZL TargetPLUS Growth Fund and 8,923,078 shares of the AZL TargetPLUS Moderate Fund outstanding on October 23, 2009. The investment portfolios of the Acquired Funds, with a fair value of $164,692,587 and identified cost of $164,692,587 at October 23, 2009, were the principal assets acquired by the Fund. The fair value of the Acquired Funds assets acquired on October 23, 2009 became the assets’ new cost basis in the taxable exchange. Immediately prior to the merger, the net assets of the Fund were $34,853,996. All fees and expenses incurred by the Acquired Funds and the Fund directly in connection with the plans of reorganization were borne by the respective Funds.

Assuming the acquisition had been completed on July 10, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income/(loss)	$966,869
Net realized/unrealized gains/(losses)	$37,792,037

Change in net assets resulting from operations	$38,758,906

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund’s statement of operations since October 23, 2009.

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the period ended December 31, 2009 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Moderate Index Strategy Fund	$922	$922

(a)	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Moderate Index Strategy Fund	$566,898

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $12,944 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Notes to the Financial Statements, continued
December 31, 2009

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Moderate Index Strategy Fund	$1,388	$1,388	$(579,842)	$8,605,608	$8,027,154

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Moderate Index Strategy Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2009, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period July 10, 2009 to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period July 10, 2009 to December 31, 2009, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2010

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2009, 100.00% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Special Joint Meeting of Shareholders (Unaudited)

A special meeting of the Fund’s shareholders was held on October 21, 2009. The results of votes taken among shareholders on the proposals before them are reported below.

Election of Trustees – Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”)

To elect nine nominees as Trustees of the FOF Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the FOF Trust. The nominees are Peter R. Burnim, Robert DeChellis, Peggy L. Ettestad, Roger Gelfenbien, Jeffrey Kletti, Claire R. Leonardi, Dickson W. Lewis, Peter W. McClean, and Arthur C. Reeds III.

		For	Against	Abstain
Peter R. Burnim	Votes	216,652,901.012	8,392,821.658	—
	Percentage of votes entitled to be cast	96.271%	3.729%	0.000%
Robert DeChellis	Votes	216,635,332.549	8,410,390.121	—
	Percentage of votes entitled to be cast	96.263%	3.737%	0.000%
Peggy L. Ettestad	Votes	217,146,463.152	7,899,259.518	—
	Percentage of votes entitled to be cast	96.490%	3.510%	0.000%
Roger Gelfenbien	Votes	216,212,644.774	8,833,077.896	—
	Percentage of votes entitled to be cast	96.075%	3.925%	0.000%
Jeffrey Kletti	Votes	216,917,378.889	8,128,343.781	—
	Percentage of votes entitled to be cast	96.388%	3.612%	0.000%
Claire L. Leonardi	Votes	217,358,496.376	7,687,226.294	—
	Percentage of votes entitled to be cast	96.584%	3.416%	0.000%
Dickson W. Lewis	Votes	217,111,402.008	7,934,320.662	—
	Percentage of votes entitled to be cast	96.474%	3.526%	0.000%
Peter W. McClean	Votes	216,233,516.015	8,812,206.655	—
	Percentage of votes entitled to be cast	96.084%	3.916%	0.000%
Arthur C. Reeds, III	Votes	216,499,514.547	8,546,208.123	—
	Percentage of votes entitled to be cast	96.202%	3.798%	0.000%

Ratification of Independent Registered Public Accountants Proposal – FOF Trust

To ratify the appointment of KPMG LLP (“KPMG”) as independent registered public accountants for FOF Trust for fiscal year ending December 31, 2009.

		For	Against	Abstain
KPMG	Votes	212,714,124.593	4,565,145.807	7,766,452.269
	Percentage of votes entitled to be cast	94.520%	2.029%	3.451%

On October 21, 2009, there was a special joint meeting of shareholders of the AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund.

To approve an Agreement and Plan of Reorganization (the “Plan”) between the AZL TargetPLUS Growth Fund, which is a series of the Allianz Variable Insurance Products Trust (the “VIP Trust”), and the AZL Moderate Index Strategy Fund (the “Acquiring Fund”), which is a series of the Allianz Variable Insurance Products Fund of Funds Trust; and

To approve an Agreement and Plan of Reorganization (the “Plan”) between the AZL TargetPLUS Moderate Fund, also a series of the VIP Trust, and the Acquiring Fund; and

Under each of the Plans, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed proportionately to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds, and the assumption of the Acquired Fund’s liabilities. Each Plan was voted upon by the shareholders of the respective Acquired Fund voting separately.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Special Joint Meeting of Shareholders, continued
(Unaudited)

The number of shares voted is as follows:

				% of	% of	% of
				Outstanding	Outstanding	Outstanding
Acquired Fund	For	Against	Abstain	For	Against	Abstain
AZL TargetPLUS Growth Fund	12,004,192.392	709,941.225	516,097.513	90.733%	5.366%	3.901%
AZL TargetPLUS Moderate Fund	8,355,928.709	173,566.121	402,763.800	93.548%	1.943%	4.509%

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2011.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010. Previous to that, Morningstar Associates, LLC served as a consultant, including the year 2009.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2009. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 22, 2009, and at an “in person” Board of Trustees meeting held October 28, 2009. The Agreement was approved at the Board meeting of October 28, 2009. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2011. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2009 contract review process, Trustees received extensive information on the performance results of the three Funds – the AZL Fusion Balanced, Moderate and Growth Funds – which have an inception date of May 1, 2005. This includes performance information since their inception on May 1, 2005 through June 30, 2009. (The Board of Trustees did not consider the investment performance of the new Funds established in 2009, because of the absence of a meaningful time period to evaluate such performance.) Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 9, 2009, the Manager reported that for the three year period ended June 30, 2009, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 29th, 71st, and 93rd percentiles, respectively, of the Lipper Fund “balanced” peer group, and for the year ended June 30, 2009 the rankings were in the 46th, 86th, and 95th percentiles, respectively.

At the Board of Trustees meeting held October 28, 2009, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three Funds created prior to 2009 – the AZL Fusion Balanced, Moderate and Growth Funds – the advisory fee paid put these Funds in the 60th percentile of the customized peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees but excluding expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were five basis points higher than the peer group median, for the Fusion Moderate Fund were nine basis points higher than the peer group median, and for the Fusion Growth Fund were 12 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2009 were approximately $1.86 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $708 million.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years; Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	35	HFH Fund Boards, Argus International Life Boards
Peggy L. Ettestad, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, Senior Managing Director, Residential Capital LLC 2003-2008; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	35	None
Roger Gelfenbien, Age 66 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	35	Phoenix Companies, Edge Series Mutual Funds (32 Funds)
Dickson W. Lewis, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Canada – Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.	35	Board of Education, Orono, MN
Claire R. Leonardi, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	35	University of CT Health Center, Adirondack North Country Association, Natural History Museum of the Adirondacks
Arthur C. Reeds III, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	35	Connecticut Water Service, Inc.
Peter W. McClean, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	35	Cyrus Reinsurrance, PNMAC Mortgage Opportunity Fund LLC, Energy Capital, LLC Advisory Board, Family Health International

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	35	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Senior Vice President of Marketing and product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	35	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 64 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Gregory R. Seward, Age 53 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 10/09	Director, Citi Fund Services (since May 2009) Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments (2004-2009); and formerly, Vice President, JPMorgan Chase (2000-2004).
Stephen G. Simon, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd., May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1209 2/10

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Arthur C. Reeds III, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

	2009	2008
(a) Audit Fees	$64,960	$27,840

	2009	2008
(b) Audit-Related Fees	$10,750	$4,750
The fees for 2008 relate to the review of the annual registration statement filed with the Securities and Exchange Commission (“SEC”).
The fees for 2009 relate to the consent issuance in three Form N-14 filings and the review of the annual registration statement filed with the SEC.

	2009	2008
(c) Tax Fees	$15,505	$6,645
Tax fees for both years related to the preparation of the Funds’ federal and state income tax returns, federal excise tax return review and review of capital gain and income distribution calculations.

	2009	2008
All Other Fees	$0	$0
4(e)(1)
The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy. The Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting. The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor. The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.
4(e)(2)
During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
4(f)
     Not applicable
4(g)

	2009	2008
	$26,255	$11,395
4(h)
     Not applicable
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Jeffrey Kletti

Jeffrey Kletti, President
Date  March 4, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti

Jeffrey Kletti, President
Date  March 4, 2010

By (Signature and Title)*	/s/ Gregory R. Seward

Gregory R. Seward, Treasurer
Date  March 4, 2010

*	Print the name and title of each signing officer under his or her signature.